JPMorgan Core Plus Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 31.7%
Aerospace & Defense — 0.3%
ATI, Inc. 5.88%, 12/1/2027	6,088	6,098
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	436	449
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	764	680
3.00%, 9/15/2050 (a)	1,494	1,021
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	6,040	6,058
8.75%, 11/15/2030 (a)	1,935	2,089
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	675	662
4.13%, 4/15/2029 (a)	1,633	1,603
ICITII 6.00%, 1/31/2033 ‡ (a)	2,436	1,142
L3Harris Technologies, Inc. 5.60%, 7/31/2053	2,166	2,184
Leidos, Inc. 5.40%, 3/15/2032	13,163	13,749
Northrop Grumman Corp. 4.95%, 3/15/2053	2,476	2,276
RTX Corp.
5.15%, 2/27/2033	3,712	3,873
4.50%, 6/1/2042	3,088	2,818
5.38%, 2/27/2053	1,882	1,844
6.40%, 3/15/2054	6,210	6,955
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,885	3,030
TransDigm, Inc.
6.38%, 3/1/2029 (a)	3,139	3,233
6.88%, 12/15/2030 (a)	6,390	6,662
6.63%, 3/1/2032 (a)	4,277	4,445
6.25%, 1/31/2034 (a)	948	983
		71,854
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	2,782	2,854
7.50%, 2/15/2033 (a)	2,102	2,176
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	243	243
5.88%, 6/1/2029 (a)	3,939	3,998
3.75%, 1/30/2031 (a)	3,368	3,141
5.88%, 12/1/2033 (a)	686	692
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	861	865
Clarios Global LP
6.75%, 5/15/2028 (a)	748	767
6.75%, 2/15/2030 (a)	4,636	4,819
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	6,722	7,046
5.63% (Cash), 5/15/2027 (a) (b)	4,777	4,689
Dana, Inc. 5.63%, 6/15/2028	2,008	2,009
Forvia SE (France) 6.75%, 9/15/2033 (a)	587	598
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	2,150	2,089

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
5.25%, 4/30/2031	3,420	3,264
5.25%, 7/15/2031	4,073	3,848
		43,098
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	3,537	4,105
Hyundai Capital America
1.50%, 6/15/2026 (a)	3,398	3,349
3.00%, 2/10/2027 (a)	3,883	3,829
2.38%, 10/15/2027 (a)	1,088	1,053
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	11,216	11,387
4.75%, 11/13/2028 (a)	9,214	9,316
5.35%, 3/27/2030 (a)	18,911	19,470
		52,509
Banks — 7.4%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	14,600	14,837
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	6,900	6,574
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	5,000	4,588
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	5,408	5,753
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	2,205	2,280
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (a) (c)	1,400	1,489
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (a)	397	373
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	24,600	25,518
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	2,450	2,539
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	2,850	2,778
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	3,000	2,943
5.59%, 8/8/2028	23,000	23,859
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	15,000	16,694
4.55%, 11/6/2030	12,000	12,060
5.44%, 7/15/2031	2,600	2,741
6.94%, 11/7/2033	3,600	4,148
5.13%, 11/6/2035	12,400	12,501
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	3,083	3,061
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	8,019	8,001
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	971	966
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	3,223	3,352
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	266	266
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	2,369	2,430
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	12,355	11,781
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	22,241	23,250
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (c)	11,190	11,141

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	8,600	8,919
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	15,805	15,982
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	16,910	17,540
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	13,198	12,333
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	14,562	13,128
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	7,165	6,427
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	4,854	4,474
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	724	667
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	21,357	19,158
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	16,731	16,800
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	10,662	11,214
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	10,000	10,306
6.98%, 3/7/2037	1,457	1,665
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	15,030	14,212
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	1,491	1,349
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	8,412	6,329
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	3,398	2,800
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	4,145	4,317
Bank of Montreal (Canada) 5.51%, 6/4/2031	3,500	3,703
Bank of New Zealand (New Zealand)
2.29%, 1/27/2027 (a)	889	873
5.08%, 1/30/2029 (a)	1,340	1,381
Bank of Nova Scotia (The) (Canada) (SOFR + 1.44%), 4.74%, 11/10/2032 (c)	7,050	7,156
Banque Federative du Credit Mutuel SA (France)
1.60%, 10/4/2026 (a)	6,030	5,915
5.79%, 7/13/2028 (a)	6,790	7,064
Barclays plc (United Kingdom)
(SOFR + 1.08%), 4.48%, 11/11/2029 (c)	5,030	5,060
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	26,660	27,192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	17,880	20,578
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	442	440
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	1,000	958
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (a) (c) (d) (e) (f)	3,800	4,006
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	832	785
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	21,495	22,066
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	4,215	4,370
(SOFR + 1.56%), 3.13%, 1/20/2033 (a) (c)	2,128	1,947
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	25,125	26,280
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,190	3,196
4.75%, 7/19/2027 (a)	1,625	1,642
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	6,380	6,508
5.13%, 1/18/2028 (a)	17,959	18,339
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	10,690	11,371
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	2,015	1,792
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	6,550	5,896

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	11,360	12,769
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	8,035	8,478
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	6,090	6,573
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	3,445	3,511
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	3,600	3,735
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029	1,540	1,597
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	4,300	4,366
Citibank NA
5.80%, 9/29/2028	4,000	4,198
4.84%, 8/6/2029	4,843	4,970
Citigroup, Inc.
4.30%, 11/20/2026	2,427	2,431
6.63%, 1/15/2028	814	860
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	780	775
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	6,742	6,672
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	19,925	20,423
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	12,100	12,447
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	14,790	14,904
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	8,296	8,492
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	3,495	3,469
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	53,407	53,894
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	16,707	16,761
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	4,854	4,503
(SOFR + 1.17%), 4.50%, 9/11/2031 (c)	12,098	12,183
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	18,009	16,387
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	2,345	2,105
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	10,460	11,461
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	23,450	24,524
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	3,000	3,096
(SOFR + 1.49%), 5.17%, 9/11/2036 (c)	29,677	30,286
(SOFR + 4.55%), 5.32%, 3/26/2041 (c)	6,796	6,883
Credit Agricole SA (France)
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	3,030	3,054
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	12,130	12,787
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	13,215	14,015
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	2,560	2,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	6,157	6,214
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (c)	1,115	1,080
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	12,100	12,379
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	4,886	5,062
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	16,045	16,233
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	11,902	12,093

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	28,997	27,921
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	28,351	28,063
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	32,560	33,679
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	4,520	4,645
(SOFR + 1.19%), 4.62%, 11/6/2031 (c)	12,135	12,214
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	9,495	10,047
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	5,629	5,156
(SOFR + 4.25%), 8.11%, 11/3/2033 (c)	1,250	1,470
(SOFR + 1.43%), 5.13%, 11/6/2036 (c)	12,810	12,925
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	4,207	4,425
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	11,840	13,580
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	15,549	13,262
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	7,455	7,605
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	12,620	12,978
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	7,090	7,102
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	3,060	3,025
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	1,110	1,125
4.38%, 3/22/2028	633	637
(3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	7,000	6,928
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	1,205	1,274
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.97%), 4.94%, 11/4/2036 (c)	14,620	14,572
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (c)	9,047	9,626
(SOFR + 1.61%), 5.39%, 1/16/2036 (c)	11,089	11,309
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	3,760	3,698
3.20%, 7/18/2029	2,605	2,522
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	2,070	2,166
3.75%, 7/18/2039	3,145	2,780
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	3,490	3,636
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.38%, 7/10/2030 (c)	2,000	2,075
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	1,900	2,028
National Australia Bank Ltd. (Australia) 2.33%, 8/21/2030 (a) (d)	4,616	4,202
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	7,263	7,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	9,980	10,404
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (c)	6,505	6,696
NatWest Markets plc (United Kingdom)
1.60%, 9/29/2026 (a)	3,000	2,942
5.41%, 5/17/2029 (a)	17,115	17,824
5.02%, 3/21/2030 (a)	16,190	16,706
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	610	625

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
PNC Bank NA 2.70%, 10/22/2029	4,150	3,929
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	1,918	1,808
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	971	875
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	6,840	6,979
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	2,100	2,268
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	11,680	13,281
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	3,790	4,014
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	3,880	4,019
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (d)	411	411
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	39,065	39,648
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	32,065	32,517
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	6,098	6,386
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	4,900	4,508
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	11,251	11,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	3,000	3,006
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	10,679	10,491
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	3,000	3,126
3.00%, 1/22/2030 (a)	3,734	3,516
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	13,035	13,499
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (c)	3,095	2,803
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	19,245	20,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	13,063	13,839
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	2,520	2,511
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	1,400	1,416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	4,030	4,110
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	9,999	10,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (c)	2,916	3,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	9,918	10,542
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	3,000	3,095
3.04%, 7/16/2029	1,395	1,343
2.75%, 1/15/2030	3,500	3,306
5.42%, 7/9/2031	5,000	5,258
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	1,642	1,670
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	14,707	15,222
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	2,641	2,731
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	1,694	1,757
4.99%, 4/5/2029	6,990	7,183
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	7,816	7,887
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	6,330	6,854

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	17,311	17,679
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	4,385	4,676
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	3,680	3,892
(SOFR + 1.40%), 4.96%, 10/23/2036 (c)	3,240	3,224
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	690	682
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	4,300	4,612
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	2,740	2,842
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	6,000	6,189
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	6,720	6,941
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,830	1,946
Wells Fargo & Co.
3.00%, 10/23/2026	4,854	4,808
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	8,228	8,168
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	1,942	1,895
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,999	9,327
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	14,430	15,115
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	17,050	18,054
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	10,875	11,300
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (c)	6,796	6,363
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	40,850	42,306
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	7,786	8,162
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	26,791	28,377
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	11,435	12,787
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	17,119	17,680
(SOFR + 1.74%), 5.61%, 4/23/2036 (c)	25,625	27,178
(SOFR + 1.34%), 4.89%, 9/15/2036 (c)	25,300	25,517
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,450	9,042
		1,869,474
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	7,757	7,751
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	1,038	1,082
Constellation Brands, Inc. 4.65%, 11/15/2028	2,913	2,956
PepsiCo, Inc. 3.60%, 8/13/2042	8,057	6,654
		18,443
Biotechnology — 0.4%
AbbVie, Inc.
5.05%, 3/15/2034	3,800	3,941
4.55%, 3/15/2035	10,000	9,960
4.05%, 11/21/2039	24,345	22,027
4.25%, 11/21/2049	8,158	6,887
5.50%, 3/15/2064	3,030	3,020
Amgen, Inc.
5.25%, 3/2/2030	3,893	4,046
5.60%, 3/2/2043	3,883	3,967

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.66%, 6/15/2051	4,015	3,519
4.88%, 3/1/2053	14,977	13,465
5.75%, 3/2/2063	297	298
Biogen, Inc. 2.25%, 5/1/2030	10,000	9,204
CSL Finance plc 5.11%, 4/3/2034 (a)	9,560	9,863
Gilead Sciences, Inc.
1.65%, 10/1/2030	3,883	3,477
5.25%, 10/15/2033	7,120	7,518
4.50%, 2/1/2045	6,310	5,684
		106,876
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	3,512	3,301
Shutterfly Finance LLC
8.50% (Cash), 10/1/2027 (a) (b)	1,386	1,320
9.75%, 10/1/2027 (a)	155	155
Wayfair LLC 7.25%, 10/31/2029 (a)	5,468	5,688
		10,464
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	10,763	10,230
6.38%, 3/1/2034 (a)	1,920	1,997
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	10,118	10,486
Griffon Corp. 5.75%, 3/1/2028	5,514	5,521
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	4,690	4,838
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	4,345	4,439
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	5,818	6,041
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,960	7,387
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	2,735	2,805
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	3,312	3,303
4.38%, 7/15/2030 (a)	7,169	6,951
3.38%, 1/15/2031 (a)	3,539	3,247
		67,245
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	2,500	2,658
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	8,610	9,662
Charles Schwab Corp. (The) (SOFR + 1.23%), 4.91%, 11/14/2036 (c)	16,385	16,415
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	3,980	4,048
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	3,050	2,993
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	2,141	2,176
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	2,523	2,645
5.41%, 5/10/2029	3,270	3,406
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,955	2,089
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	6,515	6,080

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	12,570	13,825
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	9,708	9,667
(SOFR + 0.79%), 1.09%, 12/9/2026 (c)	3,049	3,047
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	4,730	4,694
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	8,572	8,418
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	7,466	7,417
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	5,902	5,862
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,615	1,604
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	7,601	8,023
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,145	27,797
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	11,366	11,789
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	3,695	3,870
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,050	2,106
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	7,010	7,125
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	13,385	13,868
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	14,210	14,722
(SOFR + 1.06%), 4.37%, 10/21/2031 (c)	37,535	37,579
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	16,408	15,007
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	23,360	24,243
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	27,120	27,542
(SOFR + 1.33%), 4.94%, 10/21/2036 (c)	32,310	32,430
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	1,262	1,147
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,194	1,712
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,064	842
Lehman Brothers Holdings, Inc.
5.75%, 3/2/2015 (g)	1,000	1
8.00%, 8/1/2015 (g)	295	—
Lehman Brothers Holdings, Inc., Escrow 3.60%, 3/13/2009 (g)	235	—
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	777	794
(SOFR + 1.44%), 2.69%, 6/23/2032 (a) (c)	389	355
Morgan Stanley
3.13%, 7/27/2026	752	748
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	1,348	1,339
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	6,014	6,142
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	6,097	6,301
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	13,950	14,358
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	3,186	3,210
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	23,575	24,235
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	26,420	26,810
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	7,505	7,763
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	15,193	14,274
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	27,916	28,893
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	4,918	4,334
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	3,922	3,455
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	2,273	2,086

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	4,890	5,126
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	4,110	4,408
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	8,520	8,848
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	3,160	2,782
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (c)	15,114	15,163
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	14,630	15,462
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	5,267	4,997
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	5,340	4,221
(SOFR + 1.43%), 2.80%, 1/25/2052 (c)	3,495	2,270
S&P Global, Inc.
2.90%, 3/1/2032	6,500	6,019
3.25%, 12/1/2049	5,340	3,843
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	2,625	2,724
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (h)	2,000	2,134
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	1,890	1,880
4.28%, 1/9/2028 (a)	9,976	9,991
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	11,213	11,300
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	2,230	2,443
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	831	826
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	1,107	1,147
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	27,883	26,767
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,480	8,879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	2,250	2,636
(SOFR + 1.34%), 5.01%, 3/23/2037 (a) (c)	7,900	7,901
		633,373
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	4,618	4,768
6.25%, 11/1/2031 (a)	285	291
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	3,121	3,121
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	8,200	2,911
Celanese US Holdings LLC 6.88%, 7/15/2032 (i)	1,950	1,989
CF Industries, Inc. 4.95%, 6/1/2043	2,063	1,871
Chemours Co. (The) 5.75%, 11/15/2028 (a)	3,308	3,211
EIDP, Inc. 4.80%, 5/15/2033	3,680	3,698
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,779	2,717
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000	938
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	1,181	1,005
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	2,405	2,519
4.25%, 5/15/2029 (a)	1,043	1,010
9.00%, 2/15/2030 (a)	4,600	4,922
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	2,010	2,144
7.50%, 5/2/2054 (a)	4,366	4,829

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	1,961	1,958
4.50%, 10/15/2029	8,003	7,836
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	4,322	4,346
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	4,167	4,129
6.63%, 8/15/2032 (a)	3,210	3,186
		63,399
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,668	6,045
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	4,891	4,759
4.88%, 7/15/2032 (a)	7,112	6,894
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	2,807	2,755
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	2,482	2,404
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	2,915	1,706
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	5,495	5,387
4.75%, 6/15/2029 (a)	4,997	4,991
6.75%, 1/15/2031 (a)	8,539	8,964
ILFC E-Capital Trust I 6.27%, 12/21/2065 (a) (j)	5,178	4,347
Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,126	2,086
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	2,210	2,183
7.38%, 10/1/2031 (a)	2,200	2,292
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	2,275	2,388
		57,201
Communications Equipment — 0.0% ^
CommScope LLC
4.75%, 9/1/2029 (a)	2,124	2,120
9.50%, 12/15/2031 (a)	1,270	1,289
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	1,457	1,455
		4,864
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	2,096	2,155
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	1,391	1,132
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,438	2,406
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	7,860	7,886
MasTec, Inc. 6.63%, 8/15/2029 (a)	1,457	1,465
Quanta Services, Inc.
4.50%, 1/15/2031	4,780	4,800
5.25%, 8/9/2034	7,380	7,634
		27,478

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (c) (e) (f)	2,405	2,491
Knife River Corp. 7.75%, 5/1/2031 (a)	5,384	5,662
		8,153
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,020	4,944
3.00%, 10/29/2028	10,510	10,175
4.63%, 9/10/2029	10,000	10,119
3.30%, 1/30/2032	5,938	5,501
5.00%, 11/15/2035	1,729	1,719
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	2,238	2,347
Ally Financial, Inc. 6.70%, 2/14/2033	1,195	1,251
American Express Co.
(SOFR + 1.00%), 5.10%, 2/16/2028 (c)	2,500	2,532
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	15,218	15,727
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	5,300	5,429
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	4,570	4,852
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	2,112	2,114
2.13%, 2/21/2026 (a)	1,010	1,002
6.38%, 5/4/2028 (a)	3,660	3,814
5.75%, 3/1/2029 (a)	11,663	12,070
5.75%, 11/15/2029 (a)	34,030	35,340
5.15%, 1/15/2030 (a)	19,980	20,315
5.38%, 5/30/2030 (a)	865	888
4.90%, 10/10/2030 (a)	14,910	15,007
4.95%, 10/15/2032 (a)	2,070	2,050
Capital One Financial Corp. (SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,093	2,048
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	1,841	1,822
5.11%, 5/3/2029	870	867
5.30%, 9/6/2029	1,000	1,005
7.20%, 6/10/2030	920	988
4.00%, 11/13/2030	6,651	6,266
General Motors Financial Co., Inc. 5.95%, 4/4/2034	3,935	4,142
ILFC E-Capital Trust II 6.52%, 12/21/2065 (a) (j)	1,015	862
OneMain Finance Corp.
7.13%, 3/15/2026	633	637
3.88%, 9/15/2028	1,705	1,655
6.63%, 5/15/2029	7,445	7,704
5.38%, 11/15/2029	7,094	7,071
		192,263
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	12,488	12,479

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
5.88%, 2/15/2028 (a)	4,253	4,260
3.50%, 3/15/2029 (a)	2,350	2,253
4.88%, 2/15/2030 (a)	1,116	1,107
5.50%, 3/31/2031 (a)	565	573
5.75%, 3/31/2034 (a)	1,625	1,638
Kroger Co. (The) Series B, 7.70%, 6/1/2029	874	971
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,552	5,552
6.13%, 9/15/2032 (a)	1,058	1,088
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (g)	3,597	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (g)	376	— (k)
Series B, 15.00%, 8/30/2031 ‡ (g)	512	—
Series A, 15.00%, 8/30/2031 ‡ (g)	1,088	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡ (g)	1,011	—
Sysco Corp. 5.10%, 9/23/2030	3,885	4,013
		33,934
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	6,660	6,835
Ardagh Group SA
9.50%, 12/1/2030 (a)	3,436	3,703
12.00% (Blend (Cash 5.50% + PIK 6.50%)), 12/1/2030 (a) (b) (j)	9,786	8,823
Ball Corp.
6.00%, 6/15/2029	5,521	5,682
5.50%, 9/15/2033	2,765	2,817
Berry Global, Inc. 5.80%, 6/15/2031	25,745	27,260
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	1,970	1,988
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	2,157	2,152
6.38%, 7/15/2032 (a)	2,170	2,207
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (a)	4,473	4,313
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	3,634	3,641
Packaging Corp. of America 3.05%, 10/1/2051	2,277	1,503
Sonoco Products Co. 3.13%, 5/1/2030	10,589	10,040
TriMas Corp. 4.13%, 4/15/2029 (a)	3,262	3,201
		84,165
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	4,143	4,098
3.88%, 11/15/2029 (a)	1,790	1,713
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	3,051	3,198
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	4,015	4,111
		13,120
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	5,735	5,750

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
5.75%, 10/15/2032	905	923
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	2,284	2,407
		9,080
Diversified REITs — 0.1%
Safehold GL Holdings LLC 2.80%, 6/15/2031	4,854	4,472
Simon Property Group LP 3.25%, 9/13/2049	5,086	3,565
WP Carey, Inc.
4.25%, 10/1/2026	2,092	2,094
2.25%, 4/1/2033	2,796	2,364
		12,495
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	8,737	8,309
4.90%, 11/1/2035	20,400	20,332
3.50%, 6/1/2041	5,594	4,461
3.50%, 9/15/2053	13,080	8,999
5.70%, 11/1/2054	16,780	16,471
3.55%, 9/15/2055	28,665	19,644
6.05%, 8/15/2056	8,370	8,631
CCO Holdings LLC
4.75%, 3/1/2030 (a)	31,486	29,990
4.50%, 8/15/2030 (a)	16,536	15,473
4.25%, 2/1/2031 (a)	15,310	14,104
4.75%, 2/1/2032 (a)	1,060	974
4.50%, 5/1/2032	2,525	2,275
Cipher Compute LLC 7.13%, 11/15/2030 (a)	1,232	1,252
Embarq LLC 8.00%, 6/1/2036	3,973	1,571
Fibercop SpA (Italy)
Series 2033, 6.38%, 11/15/2033 (a)	881	863
6.00%, 9/30/2034 (a)	2,780	2,609
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	3,520	3,525
Level 3 Financing, Inc.
6.88%, 6/30/2033 (a)	900	916
7.00%, 3/31/2034 (a)	2,879	2,948
Lumen Technologies, Inc. 4.13%, 4/15/2030 (a)	5,900	5,850
Sprint Capital Corp. 6.88%, 11/15/2028	4,475	4,820
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,423	2,379
WULF Compute LLC 7.75%, 10/15/2030 (a)	3,967	4,101
		180,497
Electric Utilities — 2.9%
AEP Transmission Co. LLC
3.15%, 9/15/2049	471	325
Series M, 3.65%, 4/1/2050	1,942	1,470
Series N, 2.75%, 8/15/2051	2,427	1,528
Alabama Power Co.
6.13%, 5/15/2038	865	954

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
5.50%, 3/15/2041	1,214	1,226
Series A, 4.30%, 7/15/2048	340	288
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,850	1,874
Arizona Public Service Co.
4.70%, 1/15/2044	146	127
4.25%, 3/1/2049	971	800
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	7,576	7,922
4.25%, 9/15/2048	1,360	1,137
3.20%, 9/15/2049	1,432	994
2.90%, 6/15/2050	816	534
CenterPoint Energy Houston Electric LLC Series AD, 2.90%, 7/1/2050	1,942	1,284
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	1,258	1,340
Commonwealth Edison Co.
4.00%, 3/1/2048	292	236
5.95%, 6/1/2055	3,106	3,298
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	1,637	1,326
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	3,826	3,956
DTE Electric Co.
5.20%, 3/1/2034	3,400	3,539
3.95%, 6/15/2042	370	311
Series A, 4.00%, 4/1/2043	4,728	4,023
Series B, 3.65%, 3/1/2052	636	480
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	3,700	4,031
Duke Energy Carolinas LLC 3.70%, 12/1/2047	971	751
Duke Energy Corp. 5.80%, 6/15/2054	3,300	3,341
Duke Energy Florida LLC
1.75%, 6/15/2030	4,223	3,811
5.90%, 3/1/2033	400	429
6.20%, 11/15/2053	1,985	2,171
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	2,170	1,515
2.75%, 4/1/2050	9,897	6,281
5.40%, 4/1/2053	5,189	5,048
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	9,542	9,971
4.30%, 2/1/2049	1,427	1,190
Duke Energy Progress LLC
5.05%, 3/15/2035	9,659	9,896
4.10%, 5/15/2042	297	257
3.70%, 10/15/2046	195	152
5.55%, 3/15/2055	888	891
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	13,212	13,643
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	5,450	6,137
Emera US Finance LP (Canada)
2.64%, 6/15/2031	18,635	16,763
4.75%, 6/15/2046	4,950	4,277

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,891	1,905
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	6,590	6,775
2.50%, 7/12/2031 (a) (i)	4,904	4,424
5.50%, 6/26/2034 (a)	9,365	9,786
5.00%, 9/30/2035 (a)	20,200	20,154
5.75%, 9/30/2055 (a)	6,445	6,350
Entergy Arkansas LLC 5.75%, 6/1/2054	840	867
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	17,928	18,855
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (c)	372	372
Entergy Louisiana LLC
3.12%, 9/1/2027	729	719
1.60%, 12/15/2030	7,252	6,448
5.15%, 9/15/2034	2,400	2,470
4.20%, 4/1/2050	1,360	1,109
2.90%, 3/15/2051	3,920	2,518
5.70%, 3/15/2054	6,300	6,377
Entergy Mississippi LLC
5.00%, 9/1/2033	3,252	3,326
3.85%, 6/1/2049	486	378
3.50%, 6/1/2051	1,534	1,102
5.85%, 6/1/2054	2,885	2,975
5.80%, 4/15/2055	2,980	3,066
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	2,825	2,706
Entergy Texas, Inc.
1.75%, 3/15/2031	17,722	15,639
3.55%, 9/30/2049	753	549
5.55%, 9/15/2054	4,283	4,230
Evergy Metro, Inc. 4.20%, 6/15/2047	714	592
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	1,957	2,027
Exelon Corp. 4.95%, 6/15/2035	120	120
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (i)	7,920	7,879
FirstEnergy Transmission LLC 5.45%, 7/15/2044 (a)	777	760
Florida Power & Light Co.
5.40%, 9/1/2035	583	614
3.70%, 12/1/2047	4,466	3,494
3.95%, 3/1/2048	646	527
Georgia Power Co. 5.25%, 3/15/2034	3,400	3,529
Interstate Power and Light Co. 4.10%, 9/26/2028	777	777
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	5,867	5,939
2.95%, 5/14/2030 (a)	3,883	3,669
5.40%, 6/1/2033 (a)	5,973	6,197
5.65%, 5/9/2034 (a)	9,145	9,585
Jersey Central Power & Light Co. 6.15%, 6/1/2037	777	852
Massachusetts Electric Co. 5.90%, 11/15/2039 (a)	960	1,019

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
MidAmerican Energy Co. 3.65%, 8/1/2048	1,942	1,471
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	7,631	7,632
Monongahela Power Co. 5.85%, 2/15/2034 (a)	9,250	9,855
Nevada Power Co.
5.38%, 9/15/2040	608	618
6.00%, 3/15/2054	1,510	1,572
NextEra Energy Capital Holdings, Inc.
5.25%, 2/28/2053	1,379	1,299
5.55%, 3/15/2054	2,650	2,596
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	3,930	4,217
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	11,405	11,838
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,545	3,751
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	631	632
Northern States Power Co.
6.20%, 7/1/2037	168	187
2.60%, 6/1/2051	702	439
4.50%, 6/1/2052	2,602	2,262
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	2,549	2,452
3.38%, 2/15/2029 (a)	4,641	4,446
5.25%, 6/15/2029 (a)	11,513	11,562
4.73%, 10/15/2030 (a)	2,650	2,645
3.63%, 2/15/2031 (a)	699	654
3.88%, 2/15/2032 (a)	143	134
6.00%, 2/1/2033 (a)	2,049	2,092
5.75%, 1/15/2034 (a)	6,799	6,853
5.41%, 10/15/2035 (a)	8,627	8,638
6.00%, 1/15/2036 (a)	2,002	2,033
OGE Energy Corp. 5.45%, 5/15/2029	3,085	3,205
Ohio Power Co. Series R, 2.90%, 10/1/2051	6,567	4,114
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	971	660
5.35%, 10/1/2052	534	520
Pacific Gas and Electric Co.
2.95%, 3/1/2026	1,000	996
5.00%, 6/4/2028	5,433	5,521
4.65%, 8/1/2028	11,889	11,954
6.10%, 1/15/2029	1,282	1,340
4.55%, 7/1/2030	19,196	19,129
5.05%, 10/15/2032	31,035	31,242
6.40%, 6/15/2033	11,604	12,593
5.70%, 3/1/2035	16,035	16,584
4.20%, 6/1/2041	1,622	1,349
4.60%, 6/15/2043	1,894	1,609
6.75%, 1/15/2053	3,032	3,291
5.90%, 10/1/2054	1,020	997
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,000	2,116

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
PECO Energy Co. 2.80%, 6/15/2050	729	469
Pepco Holdings LLC 7.45%, 8/15/2032	971	1,124
PG&E Corp.
5.00%, 7/1/2028	3,733	3,706
5.25%, 7/1/2030	2,296	2,274
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	20,535	21,230
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	3,830	3,948
Series A-3, 5.54%, 7/15/2047	3,951	4,021
Series A-3, 5.53%, 6/1/2049	4,550	4,650
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	1,059	1,033
Series A-4, 5.21%, 12/1/2047	777	762
Series A-5, 5.10%, 6/1/2052	2,850	2,716
Potomac Electric Power Co. 6.50%, 11/15/2037	350	398
PPL Electric Utilities Corp. 5.25%, 5/15/2053	1,384	1,356
Public Service Co. of Colorado
4.05%, 9/15/2049	2,573	2,038
2.70%, 1/15/2051	3,097	1,914
Public Service Co. of Oklahoma
5.25%, 1/15/2033	1,292	1,335
Series G, 6.63%, 11/15/2037	1,068	1,196
Public Service Electric and Gas Co.
5.80%, 5/1/2037	826	896
2.05%, 8/1/2050	2,950	1,636
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	954	972
Series A-2, 5.11%, 12/15/2047	311	304
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	641	663
Series A2, 5.17%, 5/15/2041	298	301
Southern California Edison Co.
5.25%, 3/15/2030	4,400	4,519
5.45%, 6/1/2031	3,540	3,661
5.20%, 6/1/2034	2,399	2,419
5.45%, 3/1/2035	11,696	11,946
Series 06-E, 5.55%, 1/15/2037	437	441
Series 08-A, 5.95%, 2/1/2038	277	285
Series C, 3.60%, 2/1/2045	1,233	904
Series C, 4.13%, 3/1/2048	971	754
Series 20A, 2.95%, 2/1/2051	8,553	5,334
5.88%, 12/1/2053	11,757	11,487
5.75%, 4/15/2054	2,060	1,980
Southern Co. (The) 5.70%, 3/15/2034	1,995	2,107
Southwestern Electric Power Co.
5.30%, 4/1/2033	2,214	2,279
Series J, 3.90%, 4/1/2045	1,206	952

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Trinidad Generation UnLtd (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	3,473	3,576
Tucson Electric Power Co. 5.50%, 4/15/2053	1,230	1,199
Union Electric Co.
5.20%, 4/1/2034	2,310	2,394
4.00%, 4/1/2048	1,991	1,606
3.90%, 4/1/2052	1,262	988
5.25%, 1/15/2054	3,765	3,600
Virginia Electric and Power Co.
6.35%, 11/30/2037	229	255
8.88%, 11/15/2038	651	879
Virginia Power Fuel Securitization LLC Series A-2, 4.88%, 5/1/2031	1,085	1,114
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	15,150	15,281
5.63%, 2/15/2027 (a)	4,561	4,566
5.00%, 7/31/2027 (a)	6,294	6,314
4.30%, 10/15/2028 (a)	30,163	30,086
4.38%, 5/1/2029 (a)	3,403	3,360
4.30%, 7/15/2029 (a)	4,854	4,823
4.60%, 10/15/2030 (a)	1,152	1,150
7.75%, 10/15/2031 (a)	4,605	4,891
6.00%, 4/15/2034 (a)	28,434	30,012
Xcel Energy, Inc. 3.40%, 6/1/2030	2,185	2,106
		733,515
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	2,427	2,146
EnerSys 6.63%, 1/15/2032 (a)	2,000	2,079
Sensata Technologies BV 5.88%, 9/1/2030 (a)	2,180	2,210
		6,435
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. 5.30%, 11/15/2055	6,059	5,902
Coherent Corp. 5.00%, 12/15/2029 (a)	6,307	6,251
Corning, Inc. 5.35%, 11/15/2048	4,854	4,777
Sensata Technologies, Inc.
3.75%, 2/15/2031 (a)	3,549	3,319
6.63%, 7/15/2032 (a)	6,825	7,135
		27,384
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.63%, 9/1/2032 (a)	5,645	5,813
Baker Hughes Holdings LLC
5.13%, 9/15/2040	877	868
4.08%, 12/15/2047	1,864	1,507
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	3,570	3,798
Halliburton Co. 4.75%, 8/1/2043	263	235
Kodiak Gas Services LLC 6.50%, 10/1/2033 (a)	4,126	4,209
Noble Finance II LLC 8.00%, 4/15/2030 (a)	3,220	3,345

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	754	753
Valaris Ltd. 8.38%, 4/30/2030 (a)	3,470	3,620
		24,148
Entertainment — 0.2%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	3,166	3,158
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	3,646	3,682
4.75%, 10/15/2027 (a)	4,143	4,136
Netflix, Inc. 5.38%, 11/15/2029 (a)	8,086	8,475
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	831	827
5.40%, 6/12/2029	3,301	3,421
5.60%, 6/12/2034	13,544	14,218
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	2,040	1,864
5.05%, 3/15/2042	1,140	912
		40,693
Financial Services — 0.8%
BG Beta I Ltd. (Cayman Islands) 0.00%, 7/16/2054 ‡ (j)	23,880	23,880
Block, Inc.
5.63%, 8/15/2030 (a)	881	898
6.50%, 5/15/2032	12,484	13,047
6.00%, 8/15/2033 (a)	706	726
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,620	2,782
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	10,806	10,806
Class B, 0.00%, 8/17/2027 ‡	5,307	5,307
CFIN LLC Class B, 0.00%, 8/17/2027 ‡	15,077	15,077
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	23,000	23,064
Fidelity National Information Services, Inc. 4.50%, 8/15/2046	1,942	1,649
Global Payments, Inc.
4.88%, 11/15/2030	23,870	23,926
5.55%, 11/15/2035	5,820	5,815
Goodleap LLC Class B, 0.00%, 7/15/2042 ‡	20,467	21,213
National Rural Utilities Cooperative Finance Corp. 5.00%, 2/7/2031	1,210	1,251
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	2,650	2,702
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,120	2,090
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	3,996	4,319
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	3,500	3,613
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	2,902	3,012
6.38%, 8/1/2033 (a)	2,308	2,417
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	3,127	3,076
3.63%, 3/1/2029 (a)	3,051	2,947

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
3.88%, 3/1/2031 (a)	2,695	2,549
4.00%, 10/15/2033 (a)	645	598
Shell International Finance BV 3.63%, 8/21/2042	6,407	5,236
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,123	7,404
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	2,000	1,506
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	9,472	9,472
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	7,196	7,196
Visa, Inc. 2.70%, 4/15/2040	1,457	1,133
		208,711
Food Products — 0.8%
Bunge Ltd. Finance Corp. 3.20%, 4/21/2031	6,574	6,195
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,111	5,112
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	4,300	4,846
JBS USA Holding Lux SARL
3.75%, 12/1/2031	2,040	1,938
3.63%, 1/15/2032	12,930	12,116
3.00%, 5/15/2032	5,910	5,345
5.50%, 1/15/2036 (a)	26,040	26,655
6.38%, 4/15/2066 (a)	2,540	2,585
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,101	3,008
4.38%, 1/31/2032 (a)	1,066	1,020
Mars, Inc.
4.80%, 3/1/2030 (a)	48,750	49,939
5.00%, 3/1/2032 (a)	24,690	25,516
5.20%, 3/1/2035 (a)	33,640	34,805
5.65%, 5/1/2045 (a)	4,058	4,152
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,690	1,690
4.63%, 4/15/2030 (a)	3,119	3,038
6.25%, 2/15/2032 (a)	2,377	2,454
		190,414
Gas Utilities — 0.1%
Atmos Energy Corp.
5.50%, 6/15/2041	1,078	1,120
2.85%, 2/15/2052	928	590
5.75%, 10/15/2052	2,083	2,159
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (a)	1,000	987
4.27%, 3/15/2048 (a)	971	795
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	777	763
3.35%, 6/1/2050	2,800	1,968
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	695	654
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	3,859	3,732
		12,768

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	3,593	3,587
5.38%, 3/1/2029 (a)	2,047	1,984
8.00%, 2/15/2031 (a)	2,975	3,038
Burlington Northern Santa Fe LLC
7.08%, 5/13/2029	98	107
6.15%, 5/1/2037	1,629	1,834
4.38%, 9/1/2042	2,437	2,200
3.55%, 2/15/2050	1,873	1,401
5.20%, 4/15/2054	12,708	12,237
5.50%, 3/15/2055	16,045	16,114
Canadian Pacific Railway Co. (Canada) 3.10%, 12/2/2051	1,752	1,183
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	6,743	6,567
Norfolk Southern Corp. 4.05%, 8/15/2052	971	773
Penske Truck Leasing Co. LP 5.25%, 7/1/2029 (a)	4,600	4,742
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	6,840	7,043
Uber Technologies, Inc.
4.80%, 9/15/2034	21,125	21,243
4.80%, 9/15/2035	15,220	15,213
5.35%, 9/15/2054	1,440	1,394
XPO, Inc. 7.13%, 6/1/2031 (a)	6,935	7,255
		107,915
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	4,178	4,139
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,051	1,096
DH Europe Finance II SARL 3.25%, 11/15/2039	1,360	1,129
Hologic, Inc.
4.63%, 2/1/2028 (a)	1,170	1,171
3.25%, 2/15/2029 (a)	2,313	2,285
Medline Borrower LP
3.88%, 4/1/2029 (a)	8,718	8,463
6.25%, 4/1/2029 (a)	2,024	2,093
5.25%, 10/1/2029 (a)	3,758	3,767
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	11,450	11,968
		36,111
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,971	1,953
5.00%, 4/15/2029 (a)	2,427	2,358
AdaptHealth LLC 4.63%, 8/1/2029 (a)	2,171	2,095
Aetna, Inc. 4.50%, 5/15/2042	218	189
Cencora, Inc.
2.70%, 3/15/2031	2,900	2,683
5.13%, 2/15/2034	1,512	1,562
Cigna Group (The) 5.13%, 5/15/2031	3,480	3,604

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,323	2,253
3.75%, 2/15/2031 (a)	662	614
Encompass Health Corp.
4.50%, 2/1/2028	1,064	1,062
4.75%, 2/1/2030	3,349	3,337
4.63%, 4/1/2031	1,556	1,534
HCA, Inc.
4.50%, 2/15/2027	19,711	19,753
5.63%, 9/1/2028	4,916	5,077
3.50%, 9/1/2030	1,095	1,054
2.38%, 7/15/2031	4,819	4,322
4.60%, 11/15/2032	11,936	11,932
5.60%, 4/1/2034	5,000	5,242
4.90%, 11/15/2035	3,683	3,669
5.25%, 6/15/2049	6,985	6,437
3.50%, 7/15/2051	1,273	885
5.90%, 6/1/2053	3,930	3,926
6.00%, 4/1/2054	15,000	15,227
5.95%, 9/15/2054	13,461	13,551
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	4,466	2,864
Quest Diagnostics, Inc.
4.63%, 12/15/2029	6,580	6,697
2.95%, 6/30/2030	971	921
Tenet Healthcare Corp.
5.13%, 11/1/2027	1,502	1,502
4.63%, 6/15/2028	6,081	6,084
4.25%, 6/1/2029	4,810	4,715
6.13%, 6/15/2030	12,958	13,245
6.75%, 5/15/2031	5,480	5,710
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	23,562	23,561
UnitedHealth Group, Inc.
5.35%, 2/15/2033	21,410	22,447
3.95%, 10/15/2042	598	504
3.75%, 10/15/2047	1,088	846
3.25%, 5/15/2051	1,898	1,310
5.88%, 2/15/2053	89	92
5.05%, 4/15/2053	5,042	4,651
3.88%, 8/15/2059	782	578
		210,046
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	2,890	2,712
1.88%, 2/1/2033	2,801	2,304
5.15%, 4/15/2053	1,059	936
Healthpeak OP LLC 3.00%, 1/15/2030	486	461
Sabra Health Care LP 3.20%, 12/1/2031	2,194	2,007

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care REITs — continued
Ventas Realty LP
3.85%, 4/1/2027	600	598
5.63%, 7/1/2034	3,311	3,472
		12,490
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	5,637	5,631
6.25%, 6/1/2032 (a)	9,803	10,253
		15,884
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	7,423	7,406
7.25%, 7/15/2028 (a)	1,106	1,141
6.50%, 4/1/2032 (a)	3,712	3,847
6.50%, 6/15/2033 (a)	2,012	2,091
		14,485
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 5.63%, 12/1/2033 (a)	369	372
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,500	4,428
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	7,230	7,485
6.50%, 2/15/2032 (a)	9,042	9,197
Carnival Corp.
5.88%, 6/15/2031 (a)	2,600	2,677
5.75%, 8/1/2032 (a)	4,208	4,314
6.13%, 2/15/2033 (a)	16,746	17,250
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	855	857
3.75%, 5/1/2029 (a)	3,659	3,550
4.88%, 1/15/2030	2,212	2,217
4.00%, 5/1/2031 (a)	417	398
3.63%, 2/15/2032 (a)	1,808	1,680
5.88%, 3/15/2033 (a)	9,821	10,127
5.75%, 9/15/2033 (a)	4,100	4,203
McDonald's Corp.
3.63%, 9/1/2049	1,570	1,177
5.15%, 9/9/2052	7,371	6,978
MGM Resorts International
4.63%, 9/1/2026	2,015	2,012
4.75%, 10/15/2028	3,500	3,482
6.13%, 9/15/2029	2,350	2,402
6.50%, 4/15/2032	1,905	1,955
NCL Corp. Ltd. 5.88%, 1/15/2031 (a)	1,900	1,875
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	9,205	9,408
6.25%, 3/15/2032 (a)	6,965	7,207

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
6.00%, 2/1/2033 (a)	3,504	3,608
Six Flags Entertainment Corp.
6.50%, 10/1/2028	4,805	4,662
5.25%, 7/15/2029	1,871	1,736
7.25%, 5/15/2031 (a)	2,410	2,298
6.63%, 5/1/2032 (a)	2,751	2,744
Station Casinos LLC 4.50%, 2/15/2028 (a)	3,463	3,425
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	5,375	5,587
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	7,276	7,394
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	2,801	2,812
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	4,185	4,153
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	13,421	13,488
6.25%, 3/15/2033 (a)	1,804	1,845
		159,003
Household Durables — 0.1%
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	1,667	1,735
6.63%, 9/15/2029	5,039	4,959
6.38%, 5/15/2030	1,170	1,124
6.63%, 5/15/2032	778	733
7.37%, 4/1/2036 (i)	4,374	4,061
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	9,283	9,039
TopBuild Corp. 5.63%, 1/31/2034 (a)	1,275	1,292
		22,943
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	520	519
4.13%, 10/15/2030	2,864	2,745
4.13%, 4/30/2031 (a)	874	825
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	5,560	5,491
		9,580
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	3,103	3,097
5.13%, 3/15/2028 (a)	20,650	20,708
4.63%, 2/1/2029 (a)	14,080	13,976
5.00%, 2/1/2031 (a)	1,223	1,226
Constellation Energy Generation LLC
6.25%, 10/1/2039	195	214
5.75%, 10/1/2041	6,850	7,050
5.60%, 6/15/2042	3,352	3,395
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	5,614	5,878
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	6,259	6,701
		62,245

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	4,740	4,591
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	2,427	2,183
3.00%, 4/15/2050	4,989	3,350
2.13%, 10/15/2050	1,457	801
		6,334
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	12,000	12,295
Aon Corp. 5.35%, 2/28/2033	864	903
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	2,190	1,347
3.85%, 3/15/2052	4,281	3,375
CNO Global Funding
5.88%, 6/4/2027 (a)	6,500	6,657
4.95%, 9/9/2029 (a)	1,705	1,738
Corebridge Global Funding 4.90%, 8/21/2032 (a)	4,775	4,823
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	2,000	2,091
4.18%, 9/26/2029 (a)	2,620	2,622
MetLife, Inc. 6.50%, 12/15/2032	680	765
Metropolitan Life Global Funding I
3.05%, 6/17/2029 (a)	1,500	1,446
5.15%, 3/28/2033 (a)	8,975	9,319
New York Life Global Funding 3.00%, 1/10/2028 (a)	2,749	2,698
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	295	340
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	4,140	4,312
Pine Street Trust III 6.22%, 5/15/2054 (a)	1,600	1,641
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	2,000	1,995
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	2,650	2,719
Protective Life Global Funding 1.30%, 9/20/2026 (a)	1,500	1,468
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	777	650
		63,204
Interactive Media & Services — 0.3%
Meta Platforms, Inc.
4.60%, 11/15/2032	5,024	5,099
4.88%, 11/15/2035	17,486	17,676
5.50%, 11/15/2045	16,255	16,260
5.60%, 5/15/2053	13,747	13,694
5.40%, 8/15/2054	9,370	9,088
5.63%, 11/15/2055	20,025	19,974
Snap, Inc. 6.88%, 3/1/2033 (a)	943	971
		82,762

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.0% ^
CGI, Inc. (Canada) 1.45%, 9/14/2026	3,626	3,553
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	1,995	1,841
		5,394
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	3,855	4,021
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	8,624	8,986
Esab Corp. 6.25%, 4/15/2029 (a)	2,335	2,405
Hillenbrand, Inc.
6.25%, 2/15/2029	1,255	1,285
3.75%, 3/1/2031	4,565	4,567
Parker-Hannifin Corp.
4.25%, 9/15/2027	680	685
6.25%, 5/15/2038	428	482
Terex Corp.
5.00%, 5/15/2029 (a)	1,085	1,078
6.25%, 10/15/2032 (a)	2,042	2,085
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	3,520	3,665
		25,238
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	1,955	1,921
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	6,022	6,302
		8,223
Media — 1.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,277	2,118
6.55%, 6/1/2034	18,400	19,405
5.85%, 12/1/2035	27,805	27,868
3.50%, 6/1/2041	3,466	2,473
3.50%, 3/1/2042	5,772	4,051
3.70%, 4/1/2051	3,107	1,999
3.90%, 6/1/2052	1,651	1,084
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	6,422	6,684
7.50%, 3/15/2033 (a)	3,073	3,230
Comcast Corp.
1.95%, 1/15/2031	3,951	3,520
5.30%, 6/1/2034	3,540	3,656
4.40%, 8/15/2035	3,738	3,593
3.90%, 3/1/2038	12,124	10,647
3.25%, 11/1/2039	10,222	8,120
3.97%, 11/1/2047	1,083	832
4.00%, 3/1/2048	4,990	3,842
4.00%, 11/1/2049	132	100
3.45%, 2/1/2050	4,085	2,804

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
2.80%, 1/15/2051	11,050	6,600
2.89%, 11/1/2051	1,968	1,191
5.35%, 5/15/2053	15,813	14,577
2.94%, 11/1/2056	36,233	21,030
2.99%, 11/1/2063	1,152	643
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,039	1,478
4.50%, 11/15/2031 (a)	2,571	1,454
Directv Financing LLC 5.88%, 8/15/2027 (a)	4,422	4,423
DISH DBS Corp.
5.25%, 12/1/2026 (a)	6,014	5,875
5.75%, 12/1/2028 (a)	1,782	1,722
DISH Network Corp. 11.75%, 11/15/2027 (a)	4,607	4,811
EchoStar Corp. 10.75%, 11/30/2029	1,330	1,466
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,920	2,069
4.75%, 10/15/2030 (a)	2,049	1,581
5.38%, 11/15/2031 (a)	2,179	1,639
7.25%, 8/15/2033 (a)	2,990	2,995
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	3,659	3,386
10.88%, 5/1/2030 (a)	1,522	1,253
7.75%, 8/15/2030 (a)	3,886	3,317
Lamar Media Corp.
4.88%, 1/15/2029	990	988
4.00%, 2/15/2030	5,968	5,774
5.38%, 11/1/2033 (a)	2,075	2,077
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	7,946	7,952
4.75%, 11/1/2028 (a)	1,559	1,546
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,255	3,450
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,118	2,902
Sinclair Television Group, Inc. 4.38%, 12/31/2032 (a)	3,440	2,666
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	12,073	11,769
5.50%, 7/1/2029 (a)	15,049	15,126
4.13%, 7/1/2030 (a)	3,002	2,843
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,165	5,991
TEGNA, Inc.
4.63%, 3/15/2028	4,371	4,318
5.00%, 9/15/2029	5,704	5,651
Time Warner Cable LLC 5.50%, 9/1/2041	7,750	6,869
		267,458
Metals & Mining — 0.4%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	1,423	1,463
6.38%, 9/15/2032 (a)	2,069	2,154

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Anglo American Capital plc (South Africa) 2.63%, 9/10/2030 (a)	14,390	13,319
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	1,942	1,989
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,778	2,784
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	2,799	2,734
6.88%, 11/1/2029 (a)	1,490	1,533
6.75%, 4/15/2030 (a)	3,140	3,208
7.50%, 9/15/2031 (a)	1,090	1,140
7.63%, 1/15/2034 (a)	885	918
Commercial Metals Co. 5.75%, 11/15/2033 (a)	1,181	1,208
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	2,062	2,234
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	8,251	8,296
Glencore Finance Canada Ltd. (Australia) 6.90%, 11/15/2037 (a)	98	112
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	3,883	3,864
5.19%, 4/1/2030 (a)	3,770	3,884
2.50%, 9/1/2030 (a)	850	780
2.85%, 4/27/2031 (a)	8,941	8,253
2.63%, 9/23/2031 (a)	8,632	7,793
5.63%, 4/4/2034 (a)	28,840	30,259
Novelis Corp. 6.38%, 8/15/2033 (a)	1,033	1,042
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	1,942	1,961
United States Steel Corp. 6.88%, 3/1/2029	2,578	2,600
		103,528
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	17,715	18,085
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	4,854	4,803
Series QIB, 4.50%, 9/1/2026 (a)	18,930	18,589
Series QIB, 4.50%, 3/15/2027 (a)	29,123	28,118
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (i)	28,328	27,689
ReadyCap Holdings LLC
Series QIB, 4.50%, 10/20/2026 (a)	25,000	24,362
Series QIB, 9.38%, 3/1/2028 (a)	37,000	37,523
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	5,310	5,628
		164,797
Multi-Utilities — 0.4%
Ameren Corp. 3.50%, 1/15/2031	2,321	2,232
Ameren Illinois Co.
4.95%, 6/1/2033	6,416	6,603
3.25%, 3/15/2050	3,835	2,697
5.55%, 7/1/2054	3,600	3,629
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,310	1,431
2.85%, 5/15/2051	7,514	4,752
4.60%, 5/1/2053	1,160	994

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc.
Series 06-E, 5.70%, 12/1/2036	389	413
Series 2017, 3.88%, 6/15/2047	1,238	984
Series E, 4.65%, 12/1/2048	1,651	1,464
4.50%, 5/15/2058	785	656
Consumers Energy Co.
4.63%, 5/15/2033	4,626	4,668
4.35%, 4/15/2049	486	415
4.35%, 8/31/2064	477	381
Dominion Energy, Inc.
Series F, 5.25%, 8/1/2033	763	787
7.00%, 6/15/2038	389	449
Series C, 4.90%, 8/1/2041	45	42
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	2,750	2,993
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	4,220	4,401
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,230	13,692
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	8,893	8,998
DTE Energy Co. 5.10%, 3/1/2029	2,800	2,875
National Grid plc (United Kingdom) 5.42%, 1/11/2034	1,800	1,879
NiSource, Inc.
5.20%, 7/1/2029	4,050	4,183
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	657	685
Puget Sound Energy, Inc.
5.76%, 7/15/2040	874	902
2.89%, 9/15/2051	1,282	831
5.69%, 6/15/2054	14,682	14,894
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	4,854	4,465
6.00%, 6/1/2039	486	527
4.50%, 8/15/2040	242	223
Series UUU, 3.32%, 4/15/2050	4,641	3,267
5.35%, 4/1/2053	1,059	1,018
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	149	153
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (c)	2,745	2,796
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	9,888	6,530
		107,909
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	1,505	1,495
Oil, Gas & Consumable Fuels — 3.7%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	2,560	2,370
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	3,690	3,694
5.38%, 6/15/2029 (a)	5,991	6,011
5.75%, 10/15/2033 (a)	1,844	1,853
Antero Resources Corp. 7.63%, 2/1/2029 (a)	5,289	5,374

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	1,385	1,417
6.63%, 7/15/2033 (a)	1,415	1,442
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	5,621	5,929
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	3,170	3,180
7.00%, 7/15/2029 (a)	1,596	1,665
7.25%, 7/15/2032 (a)	1,116	1,187
BP Capital Markets America, Inc.
4.81%, 2/13/2033	4,476	4,555
4.89%, 9/11/2033	3,466	3,549
5.23%, 11/17/2034	11,245	11,710
3.00%, 2/24/2050	5,102	3,407
2.77%, 11/10/2050	3,971	2,516
2.94%, 6/4/2051	5,194	3,388
3.00%, 3/17/2052	2,952	1,938
Buckeye Partners LP 4.13%, 12/1/2027	2,156	2,132
Cheniere Energy Partners LP
4.50%, 10/1/2029	20,222	20,216
4.00%, 3/1/2031	8,788	8,537
5.75%, 8/15/2034	29,095	30,466
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,386	11,386
Chord Energy Corp.
6.00%, 10/1/2030 (a)	2,137	2,155
6.75%, 3/15/2033 (a)	3,090	3,190
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	4,541	4,683
8.63%, 11/1/2030 (a)	4,430	4,641
8.75%, 7/1/2031 (a)	7,965	8,294
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	3,700	3,773
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	17,257	18,531
6.50%, 8/15/2043 (a)	2,890	3,099
5.96%, 2/15/2055 (a)	830	827
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,683	5,700
ConocoPhillips Co. 5.55%, 3/15/2054	17,910	17,585
Coterra Energy, Inc.
3.90%, 5/15/2027	2,825	2,813
5.40%, 2/15/2035	10,510	10,721
5.90%, 2/15/2055	11,397	11,101
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	6,039	6,245
8.38%, 1/15/2034 (a)	1,787	1,762
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (h)	54,000	52,916
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	4,061	3,987
4.38%, 6/15/2031 (a)	2,602	2,545

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	11,180	11,019
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	2,100	2,257
8.38%, 1/19/2036	1,912	1,957
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	9,057	10,391
Energy Transfer LP
5.25%, 7/1/2029	6,650	6,863
5.00%, 5/15/2050	4,854	4,127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	17,040	16,799
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	18,688	18,783
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	486	514
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	4,610	5,250
Series J, 5.75%, 3/1/2035	777	833
5.20%, 1/15/2036	4,680	4,802
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	1,457	1,454
EQT Corp. 4.75%, 1/15/2031	32,267	32,486
Expand Energy Corp.
5.38%, 2/1/2029	2,501	2,507
6.75%, 4/15/2029 (a)	10,284	10,359
5.38%, 3/15/2030	2,938	2,979
4.75%, 2/1/2032	34,614	34,232
FS Luxembourg SARL (Brazil)
8.88%, 2/12/2031 (a)	2,997	3,093
8.63%, 6/25/2033 (a)	3,420	3,494
Genesis Energy LP 7.75%, 2/1/2028	4,881	4,914
Gray Oak Pipeline LLC 3.45%, 10/15/2027 (a)	1,423	1,405
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,883	1,862
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,054	2,120
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	3,850	4,001
Hess Corp.
4.30%, 4/1/2027	11,740	11,782
5.60%, 2/15/2041	9,900	10,367
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	1,461	1,486
5.13%, 6/15/2028 (a)	2,630	2,630
5.50%, 10/15/2030 (a)	2,715	2,743
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	10,385	10,200
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	3,130	3,304
Kinder Morgan, Inc.
5.15%, 6/1/2030	5,160	5,347
5.05%, 2/15/2046	3,350	3,060
3.25%, 8/1/2050	5,524	3,686
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	7,264	7,473
5.88%, 6/15/2030 (a)	21,836	22,010

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Matador Resources Co.
6.88%, 4/15/2028 (a)	245	251
6.50%, 4/15/2032 (a)	4,045	4,108
6.25%, 4/15/2033 (a)	2,672	2,668
MPLX LP
4.80%, 2/15/2031	23,010	23,304
5.20%, 3/1/2047	314	283
4.95%, 3/14/2052	1,219	1,039
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	1,995	2,052
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	3,030	2,784
NuStar Logistics LP
5.63%, 4/28/2027	3,876	3,916
6.38%, 10/1/2030	732	767
ONEOK Partners LP 6.65%, 10/1/2036	1,423	1,561
ONEOK, Inc.
6.50%, 9/1/2030 (a)	10,152	10,889
4.75%, 10/15/2031	7,170	7,203
5.60%, 4/1/2044	9,205	8,778
Ovintiv, Inc. 6.25%, 7/15/2033	5,620	5,962
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	6,820	6,842
9.88%, 7/15/2031 (a)	1,222	1,317
7.00%, 1/15/2032 (a)	2,220	2,312
6.25%, 2/1/2033 (a)	1,885	1,932
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	2,175	2,098
Petroleos Mexicanos (Mexico)
6.84%, 1/23/2030	4,300	4,354
5.95%, 1/28/2031	3,398	3,276
6.70%, 2/16/2032	9,785	9,695
10.00%, 2/7/2033	7,907	9,125
7.69%, 1/23/2050	23,785	21,209
Pioneer Natural Resources Co. 1.90%, 8/15/2030	23,833	21,568
Raizen Fuels Finance SA (Brazil) 5.70%, 1/17/2035 (a)	4,526	3,697
Range Resources Corp. 8.25%, 1/15/2029	5,936	6,055
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	3,545	3,546
4.80%, 5/15/2030 (a)	2,250	2,205
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	14,148	14,232
Shell Finance US, Inc. 4.00%, 5/10/2046	2,913	2,408
SM Energy Co.
6.75%, 9/15/2026	4,864	4,869
6.63%, 1/15/2027	1,316	1,318
6.75%, 8/1/2029 (a)	1,922	1,920
7.00%, 8/1/2032 (a)	2,176	2,129
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	8,250	8,313
5.03%, 10/1/2029	4,925	5,000

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	1,491	1,493
7.00%, 5/1/2029 (a)	1,392	1,449
4.50%, 5/15/2029	4,227	4,143
7.25%, 5/1/2032 (a)	4,085	4,311
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (a)	5,540	5,537
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	4,998	3,635
3.13%, 5/29/2050	6,549	4,486
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,910	5,833
5.28%, 9/10/2054	6,340	6,097
5.64%, 4/5/2064	14,350	14,286
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	11,000	10,798
5.85%, 3/15/2036	800	842
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (c)	16,507	16,364
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	2,367
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	3,416	3,212
3.88%, 11/1/2033 (a)	8,383	7,339
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	6,507	6,665
9.50%, 2/1/2029 (a)	4,225	4,456
7.00%, 1/15/2030 (a)	2,435	2,389
8.38%, 6/1/2031 (a)	5,119	5,132
9.88%, 2/1/2032 (a)	3,320	3,457
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	8,986	9,294
6.75%, 1/15/2036 (a)	1,915	2,007
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	4,240	4,109
Williams Cos., Inc. (The)
4.80%, 11/15/2029	3,410	3,477
4.65%, 8/15/2032	6,850	6,892
5.80%, 11/15/2054	11,000	11,084
		941,218
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,405	1,408
7.25%, 2/15/2028 (a)	880	901
5.75%, 4/20/2029 (a)	12,917	13,069
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	4,545	4,489
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	3,599	3,436
United Airlines, Inc. 4.63%, 4/15/2029 (a)	4,915	4,890
		28,193

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	5,672	5,660
Haleon US Capital LLC 3.38%, 3/24/2027	2,616	2,593
Perrigo Finance Unlimited Co. 6.13%, 9/30/2032	3,658	3,571
		11,824
Pharmaceuticals — 0.4%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	2,639	2,728
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	2,228	2,016
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	12,910	13,548
4.13%, 6/15/2039	5,823	5,366
2.35%, 11/13/2040	3,883	2,790
3.70%, 3/15/2052	6,576	4,969
5.55%, 2/22/2054	30,105	30,415
3.90%, 3/15/2062	3,680	2,729
Eli Lilly & Co. 4.95%, 2/27/2063	2,400	2,235
Merck & Co., Inc.
4.00%, 3/7/2049	2,110	1,727
2.90%, 12/10/2061	2,340	1,407
Organon & Co.
4.13%, 4/30/2028 (a)	4,616	4,499
5.13%, 4/30/2031 (a)	4,095	3,429
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (g)	4,135	—
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	5,170	5,011
Pfizer, Inc.
4.10%, 9/15/2038	2,913	2,691
3.90%, 3/15/2039	2,874	2,580
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	5,254	3,591
Wyeth LLC 5.95%, 4/1/2037	1,068	1,166
Zoetis, Inc.
2.00%, 5/15/2030	1,942	1,780
5.60%, 11/16/2032	1,870	1,999
5.00%, 8/17/2035	6,230	6,339
		103,015
Professional Services — 0.0% ^
Science Applications International Corp. 5.88%, 11/1/2033 (a)	1,916	1,909
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	603	600
Triad Properties Corp. 0.00%, 4/1/2052 ‡	28,546	28,546
		29,146
Residential REITs — 0.1%
Camden Property Trust 3.15%, 7/1/2029	2,869	2,773
ERP Operating LP 2.85%, 11/1/2026	2,913	2,886
Essex Portfolio LP
2.65%, 3/15/2032	3,160	2,833
5.50%, 4/1/2034	6,395	6,672

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — continued
Mid-America Apartments LP 4.20%, 6/15/2028	1,258	1,263
UDR, Inc.
2.10%, 8/1/2032	923	793
5.13%, 9/1/2034	4,430	4,523
		21,743
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	921	916
4.30%, 10/15/2028	777	781
5.50%, 6/15/2034	1,200	1,252
3.50%, 4/15/2051	4,170	2,968
Realty Income Corp.
3.25%, 1/15/2031	539	513
2.70%, 2/15/2032	4,675	4,231
1.80%, 3/15/2033	1,068	891
Regency Centers LP 3.70%, 6/15/2030	3,743	3,671
		15,223
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 5.88%, 10/1/2033 (a)	2,134	2,172
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,900	2,032
Broadcom, Inc.
4.90%, 7/15/2032	10,510	10,814
3.47%, 4/15/2034	674	622
3.14%, 11/15/2035 (a)	31,220	27,344
Entegris, Inc.
4.38%, 4/15/2028 (a)	2,547	2,522
5.95%, 6/15/2030 (a)	7,202	7,373
Foundry JV Holdco LLC
5.50%, 1/25/2031 (a)	4,720	4,908
6.25%, 1/25/2035 (a)	5,200	5,568
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	3,804	3,914
KLA Corp. 3.30%, 3/1/2050	761	542
Marvell Technology, Inc.
4.75%, 7/15/2030	1,805	1,832
2.95%, 4/15/2031	6,485	6,018
5.45%, 7/15/2035	7,768	8,028
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,750	2,681
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	5,303	5,443
6.25%, 8/15/2033 (a)	495	513
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	6,873	6,290
		98,616
Software — 0.5%
Elastic NV 4.13%, 7/15/2029 (a)	4,440	4,282
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	2,346	2,411
Intuit, Inc. 5.20%, 9/15/2033	7,430	7,803

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	5,992	5,948
5.13%, 4/15/2029 (a)	1,105	1,095
Oracle Corp.
3.90%, 5/15/2035	1,500	1,326
3.85%, 7/15/2036	1,705	1,468
3.65%, 3/25/2041	3,350	2,549
4.13%, 5/15/2045	5,145	3,880
3.95%, 3/25/2051	1,418	987
5.38%, 9/27/2054	428	366
4.38%, 5/15/2055	7,026	5,146
6.00%, 8/3/2055	34,666	32,208
RingCentral, Inc. 8.50%, 8/15/2030 (a)	4,715	5,017
Roper Technologies, Inc.
4.45%, 9/15/2030	3,630	3,650
1.75%, 2/15/2031	1,165	1,022
4.75%, 2/15/2032	2,620	2,657
4.90%, 10/15/2034	10,280	10,324
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	3,359	3,358
6.50%, 6/1/2032 (a)	2,530	2,633
Synopsys, Inc.
5.00%, 4/1/2032	9,252	9,492
5.70%, 4/1/2055	6,004	6,019
Workday, Inc. 3.70%, 4/1/2029	5,484	5,414
		119,055
Specialized REITs — 0.1%
American Tower Corp. 1.45%, 9/15/2026	1,403	1,374
Extra Space Storage LP 2.20%, 10/15/2030	1,427	1,289
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	6,969	6,945
5.25%, 3/15/2028 (a)	1,007	1,005
4.88%, 9/15/2029 (a)	1,612	1,593
5.25%, 7/15/2030 (a)	2,825	2,800
6.25%, 1/15/2033 (a)	2,285	2,336
Millrose Properties, Inc.
6.38%, 8/1/2030 (a)	2,156	2,200
6.25%, 9/15/2032 (a)	1,045	1,057
Public Storage Operating Co. 5.10%, 8/1/2033	4,280	4,464
SBA Communications Corp. 3.13%, 2/1/2029	5,906	5,645
		30,708
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	3,812	3,793
4.75%, 3/1/2030	1,424	1,398
AutoZone, Inc. 5.40%, 7/15/2034	1,920	2,000

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Bath & Body Works, Inc.
7.50%, 6/15/2029	6,888	7,007
6.88%, 11/1/2035	1,753	1,755
6.75%, 7/1/2036	2,170	2,147
Escrow Rite Aid 0.00%, 12/31/2049 ‡ (g)	354	— (k)
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	5,942	5,636
Home Depot, Inc. (The)
4.95%, 6/25/2034	11,760	12,103
3.63%, 4/15/2052	2,585	1,930
3.50%, 9/15/2056	5,048	3,603
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	434	433
3.88%, 6/1/2029 (a)	3,470	3,343
5.50%, 10/1/2030 (a)	793	797
4.38%, 1/15/2031 (a)	1,832	1,758
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	180	179
1.75%, 3/15/2031	1,212	1,063
Penske Automotive Group, Inc. 3.75%, 6/15/2029	5,058	4,890
PetSmart LLC 7.50%, 9/15/2032 (a)	4,313	4,346
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	3,417	3,341
Staples, Inc. 12.75%, 1/15/2030 (a)	5,102	4,022
		65,544
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.75%, 11/13/2047	971	787
2.65%, 2/8/2051	4,385	2,802
2.70%, 8/5/2051	11,155	7,160
2.85%, 8/5/2061	5,325	3,255
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	3,589	3,501
3.13%, 7/15/2029 (a)	2,141	1,858
4.13%, 1/15/2031 (a)	3,545	3,364
8.50%, 7/15/2031 (a)	2,716	2,893
9.63%, 12/1/2032 (a)	800	910
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	3,235	1,187
		27,717
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	5,590	5,632
2.45%, 2/4/2032	3,883	3,442
5.63%, 2/6/2035	7,990	8,334
3.40%, 2/4/2041	9,538	7,434
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	1,875	1,857
2.26%, 3/25/2028	267	256

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
4.39%, 8/15/2037	24,553	22,744
5.65%, 3/16/2052	6,410	6,159
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	27,669	28,975
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	17,171	17,870
5.85%, 6/15/2035 (a)	5,490	5,896
Philip Morris International, Inc.
5.38%, 2/15/2033	9,368	9,819
5.63%, 9/7/2033	13,190	14,063
5.25%, 2/13/2034	13,569	14,090
4.38%, 11/15/2041	11,926	10,702
		157,273
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	5,103	5,102
7.00%, 6/15/2030 (a)	6,418	6,737
Imola Merger Corp. 4.75%, 5/15/2029 (a)	5,829	5,758
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	3,192	3,334
United Rentals North America, Inc.
4.88%, 1/15/2028	3,244	3,244
5.25%, 1/15/2030	4,495	4,555
4.00%, 7/15/2030	6,480	6,260
5.38%, 11/15/2033 (a)	1,012	1,014
6.13%, 3/15/2034 (a)	4,355	4,548
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	3,142	3,189
6.38%, 3/15/2029 (a)	4,467	4,615
6.63%, 3/15/2032 (a)	2,400	2,517
6.38%, 3/15/2033 (a)	1,055	1,103
		51,976
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	602	591
5.15%, 3/1/2034	3,400	3,523
		4,114
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	7,286	7,439
T-Mobile USA, Inc.
2.63%, 2/15/2029	11,295	10,776
3.38%, 4/15/2029	14,785	14,411
5.05%, 7/15/2033	2,300	2,361
6.70%, 12/15/2033	2,918	3,292
3.40%, 10/15/2052	8,020	5,515

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
5.50%, 1/15/2055	1,890	1,827
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	5,200	5,128
		50,749
Total Corporate Bonds (Cost $8,066,281)		8,057,732
Mortgage-Backed Securities — 22.2%
FHLMC
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (j)	10	11
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (j)	2	2
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (j)	6	6
Pool # 1Q0476, ARM, 6.56%, 10/1/2037 (j)	36	37
FHLMC Gold Pools, 15 Year Pool # J14494, 4.00%, 2/1/2026	5	5
FHLMC Gold Pools, 20 Year
Pool # C91025, 7.00%, 1/1/2027	5	5
Pool # G30591, 6.00%, 2/1/2028	42	43
Pool # D98914, 4.00%, 1/1/2032	884	883
Pool # G31099, 4.00%, 1/1/2038	4,884	4,856
FHLMC Gold Pools, 30 Year
Pool # C00496, 7.50%, 2/1/2027	—	—
Pool # G00747, 8.00%, 8/1/2027	3	3
Pool # D86005, 7.00%, 2/1/2028	1	1
Pool # G02210, 7.00%, 12/1/2028	5	6
Pool # C21930, 6.00%, 2/1/2029	3	3
Pool # C00785, 6.50%, 6/1/2029	3	3
Pool # A27201, 6.50%, 3/1/2032	10	11
Pool # A13067, 4.00%, 9/1/2033	13	13
Pool # G60154, 5.00%, 2/1/2034	3,823	3,892
Pool # G60214, 5.00%, 7/1/2035	3,791	3,861
Pool # C02641, 7.00%, 10/1/2036	12	12
Pool # C02660, 6.50%, 11/1/2036	20	21
Pool # G06172, 5.50%, 12/1/2038	506	527
Pool # G06576, 5.00%, 9/1/2040	1,919	1,979
Pool # A96733, 4.50%, 2/1/2041	4,281	4,326
Pool # G06493, 4.50%, 5/1/2041	196	198
Pool # G61864, 5.50%, 6/1/2041	1,795	1,876
Pool # Q05956, 4.50%, 2/1/2042	703	709
Pool # Q11285, 3.50%, 9/1/2042	1,709	1,655
Pool # Q12174, 3.50%, 10/1/2042	1,841	1,779
Pool # G07239, 3.00%, 12/1/2042	1,914	1,780
Pool # Q13796, 3.50%, 12/1/2042	2,761	2,673
Pool # Q15767, 3.00%, 2/1/2043	1,578	1,475
Pool # Q33869, 4.00%, 6/1/2045	1,676	1,619
Pool # G61462, 4.00%, 7/1/2045	7,156	7,039
Pool # Q37784, 3.50%, 12/1/2045	1,417	1,345
Pool # Q39092, 4.00%, 2/1/2046	1,938	1,888
Pool # Q39412, 3.50%, 3/1/2046	640	606

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q40797, 3.50%, 5/1/2046	2,790	2,642
Pool # Q40922, 3.50%, 6/1/2046	756	716
Pool # Q41602, 3.50%, 7/1/2046	349	331
Pool # Q42079, 3.50%, 7/1/2046	310	294
Pool # Q42657, 3.50%, 8/1/2046	4,010	3,796
Pool # Q42656, 4.00%, 8/1/2046	421	409
Pool # Q43241, 3.50%, 9/1/2046	3,403	3,221
Pool # Q43237, 4.00%, 9/1/2046	816	793
Pool # G61565, 4.50%, 4/1/2048	10,691	10,666
Pool # Z40179, 4.00%, 7/1/2048	4,257	4,139
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	—	—
Pool # B90491, 7.50%, 1/1/2032	38	39
Pool # U89009, 3.50%, 9/1/2032	175	172
Pool # WN1179, 3.85%, 9/1/2032	16,891	16,502
Pool # U80074, 3.50%, 10/1/2032	541	533
Pool # WA3237, 3.55%, 11/1/2032	14,295	13,698
Pool # WN1167, 4.17%, 10/1/2034	19,415	19,151
Pool # G20028, 7.50%, 12/1/2036	43	44
Pool # U90690, 3.50%, 6/1/2042	736	705
Pool # U90975, 4.00%, 6/1/2042	169	165
Pool # U90230, 4.50%, 9/1/2042	528	531
Pool # U90281, 4.00%, 10/1/2042	453	445
Pool # U92021, 5.00%, 9/1/2043	766	776
Pool # U99076, 4.50%, 12/1/2043	1,722	1,744
Pool # U99084, 4.50%, 2/1/2044	1,353	1,360
Pool # U92996, 3.50%, 6/1/2045	175	166
Pool # U93026, 3.50%, 7/1/2045	427	406
Pool # U99134, 4.00%, 1/1/2046	1,941	1,895
Pool # U93155, 3.50%, 5/1/2046	394	373
Pool # U93158, 3.50%, 6/1/2046	295	279
Pool # U93167, 3.50%, 7/1/2046	501	469
Pool # U93172, 3.50%, 7/1/2046	465	440
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	6,286	6,073
Pool # SD8089, 2.50%, 7/1/2050	32,739	28,118
Pool # RA3605, 2.50%, 10/1/2050	59,235	50,982
Pool # RA5276, 2.50%, 5/1/2051	10,941	9,425
Pool # RA5801, 2.50%, 9/1/2051	7,603	6,580
Pool # QC9443, 2.50%, 10/1/2051	17,132	14,767
Pool # RA6135, 2.50%, 10/1/2051	13,904	11,985
Pool # RA6350, 3.00%, 11/1/2051	7,164	6,419
Pool # SD2968, 2.00%, 12/1/2051	12,721	10,537
Pool # RA6459, 2.50%, 12/1/2051	11,548	9,830
Pool # QD4350, 3.00%, 1/1/2052	19,143	17,152
Pool # SD8190, 3.00%, 1/1/2052	9,922	8,841
Pool # SD3952, 2.50%, 3/1/2052	21,333	18,386
Pool # RA6988, 3.00%, 3/1/2052	22,250	19,888

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # SD2301, 3.50%, 3/1/2052	19,505	18,174
Pool # SD7145, 2.50%, 4/1/2052	27,307	23,655
Pool # SD7554, 2.50%, 4/1/2052	14,898	12,940
Pool # RA7192, 3.50%, 4/1/2052	20,700	19,181
Pool # SL1568, 2.50%, 5/1/2052	30,072	25,853
Pool # SD3015, 3.00%, 5/1/2052	30,722	27,353
Pool # RA7468, 4.00%, 6/1/2052	45,724	44,083
Pool # SD1293, 4.50%, 7/1/2052	19,078	18,769
Pool # SD1303, 4.50%, 7/1/2052	10,068	9,908
Pool # QE8091, 4.00%, 8/1/2052	27,211	26,082
Pool # QE6769, 4.50%, 8/1/2052	3,772	3,725
Pool # QE7915, 4.50%, 8/1/2052	13,025	12,799
Pool # SD1794, 4.50%, 8/1/2052	15,785	15,535
Pool # QF1849, 4.50%, 10/1/2052	12,054	11,843
Pool # QF3378, 5.00%, 11/1/2052	12,041	12,160
Pool # QF3433, 5.00%, 11/1/2052	15,450	15,635
Pool # QF5369, 5.00%, 12/1/2052	15,624	15,811
Pool # RA8766, 5.00%, 3/1/2053	31,617	31,803
Pool # SL0784, 4.50%, 8/1/2053	25,863	25,593
Pool # SL1956, 4.50%, 6/1/2054	38,364	38,033
Pool # RJ1781, 6.00%, 6/1/2054	9,494	9,845
Pool # RJ2912, 5.50%, 11/1/2054	29,087	29,729
Pool # RJ2914, 5.50%, 11/1/2054	50,725	51,586
Pool # SL1998, 4.00%, 1/1/2055	48,264	46,241
FNMA
Pool # 766610, ARM, 6.35%, 1/1/2034 (j)	8	9
Pool # 823660, ARM, 6.59%, 5/1/2035 (j)	35	36
Pool # 910181, ARM, 6.59%, 3/1/2037 (j)	9	10
Pool # 888304, ARM, 6.04%, 4/1/2037 (j)	1	1
Pool # 888750, ARM, 6.75%, 4/1/2037 (j)	12	13
Pool # 948208, ARM, 5.82%, 7/1/2037 (j)	8	8
FNMA UMBS, 15 Year Pool # CA4723, 3.50%, 11/1/2034	3,184	3,147
FNMA UMBS, 20 Year
Pool # MA0602, 3.50%, 12/1/2030	47	46
Pool # BM3254, 4.00%, 1/1/2038	3,799	3,769
Pool # BM3566, 4.00%, 2/1/2038	3,984	3,968
Pool # CA1234, 4.00%, 2/1/2038	1,513	1,498
Pool # CA1238, 4.00%, 2/1/2038	1,534	1,520
Pool # FS0795, 3.00%, 1/1/2042	9,582	8,958
FNMA UMBS, 30 Year
Pool # 250854, 7.50%, 3/1/2027	—	—
Pool # 251569, 7.00%, 3/1/2028	—	—
Pool # 420165, 6.50%, 4/1/2028	8	8
Pool # 252570, 6.50%, 7/1/2029	4	4
Pool # 517679, 6.50%, 7/1/2029	15	16
Pool # 323866, 6.50%, 8/1/2029	3	3
Pool # 995656, 7.00%, 6/1/2033	41	43
Pool # AL6168, 5.00%, 9/1/2033	1,939	1,964

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 725229, 6.00%, 3/1/2034	310	323
Pool # AA0918, 5.50%, 9/1/2034	63	65
Pool # 735503, 6.00%, 4/1/2035	32	34
Pool # 745948, 6.50%, 10/1/2036	5	6
Pool # AL0379, 8.00%, 12/1/2036	219	229
Pool # 995149, 6.50%, 10/1/2038	17	18
Pool # 995504, 7.50%, 11/1/2038	26	27
Pool # AC3237, 5.00%, 10/1/2039	218	225
Pool # AC4467, 4.50%, 12/1/2039	366	370
Pool # AE1526, 4.50%, 9/1/2040	616	622
Pool # AE3095, 4.50%, 9/1/2040	395	399
Pool # AE0681, 4.50%, 12/1/2040	1,601	1,617
Pool # AL0038, 5.00%, 2/1/2041	1,796	1,850
Pool # AX5292, 5.00%, 1/1/2042	7,648	7,879
Pool # BM1065, 5.50%, 2/1/2042	2,839	2,963
Pool # AL2059, 4.00%, 6/1/2042	5,787	5,687
Pool # AB7575, 3.00%, 1/1/2043	1,391	1,291
Pool # AR6380, 3.00%, 2/1/2043	1,883	1,750
Pool # 890564, 3.00%, 6/1/2043	2,435	2,261
Pool # AT5907, 4.00%, 6/1/2043	3,332	3,273
Pool # AS0214, 3.50%, 8/1/2043	4,026	3,845
Pool # AL6848, 5.00%, 6/1/2044	701	722
Pool # BA2343, 4.00%, 9/1/2045	1,897	1,844
Pool # BE5080, 3.50%, 4/1/2046	4,258	4,017
Pool # BA1210, 3.50%, 5/1/2046	532	503
Pool # BA7485, 3.50%, 6/1/2046	501	474
Pool # BC2969, 3.50%, 6/1/2046	399	377
Pool # BD1371, 3.50%, 6/1/2046	166	157
Pool # BA7492, 4.00%, 6/1/2046	558	542
Pool # BC9368, 4.00%, 6/1/2046	2,289	2,219
Pool # BD1372, 4.00%, 6/1/2046	755	734
Pool # BD2956, 3.50%, 7/1/2046	4,025	3,805
Pool # BD5456, 3.50%, 8/1/2046	1,382	1,306
Pool # BM1169, 4.00%, 9/1/2046	6,395	6,278
Pool # BE0280, 3.50%, 10/1/2046	1,370	1,296
Pool # AS8335, 4.50%, 11/1/2046	3,572	3,574
Pool # FS0976, 2.50%, 3/1/2047	5,281	4,585
Pool # BM1906, 4.00%, 5/1/2047	3,726	3,640
Pool # AS9811, 5.00%, 6/1/2047	1,116	1,136
Pool # BH7565, 4.00%, 8/1/2047	7,798	7,574
Pool # BM3500, 4.00%, 9/1/2047	3,181	3,145
Pool # CA0346, 4.50%, 9/1/2047	4,380	4,369
Pool # BH6687, 4.00%, 11/1/2047	947	920
Pool # BM3044, 4.00%, 11/1/2047	2,841	2,759
Pool # BE8347, 4.00%, 12/1/2047	488	475
Pool # BJ5254, 4.00%, 12/1/2047	2,315	2,248
Pool # BM3499, 4.00%, 12/1/2047	27,924	27,113
Pool # BH6689, 4.00%, 1/1/2048	771	748

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ7311, 4.00%, 1/1/2048	12,841	12,471
Pool # BJ8238, 4.00%, 1/1/2048	4,477	4,347
Pool # BJ8265, 4.00%, 1/1/2048	2,224	2,158
Pool # BK1008, 4.00%, 1/1/2048	920	893
Pool # BJ4617, 4.00%, 2/1/2048	2,705	2,642
Pool # BJ5772, 4.00%, 2/1/2048	2,993	2,884
Pool # BK1581, 4.00%, 2/1/2048	498	483
Pool # FM0035, 3.50%, 3/1/2048	4,782	4,514
Pool # BJ5803, 4.00%, 3/1/2048	2,241	2,159
Pool # BK1963, 4.00%, 3/1/2048	1,942	1,897
Pool # BM3665, 4.00%, 3/1/2048	11,186	10,876
Pool # BJ5789, 4.50%, 3/1/2048	857	846
Pool # BE2789, 4.00%, 4/1/2048	807	778
Pool # CA1710, 4.50%, 5/1/2048	2,186	2,174
Pool # BK5943, 5.00%, 6/1/2048	589	605
Pool # BK4130, 4.50%, 7/1/2048	44	44
Pool # BK6562, 4.50%, 7/1/2048	1,053	1,043
Pool # BK6589, 4.50%, 7/1/2048	1,140	1,128
Pool # BN0133, 4.00%, 8/1/2048	1,395	1,353
Pool # BK9292, 5.00%, 8/1/2048	2,229	2,291
Pool # CA4662, 3.50%, 9/1/2048	4,446	4,161
Pool # BN1312, 4.00%, 9/1/2048	5,257	5,098
Pool # 890863, 5.00%, 9/1/2048	10,672	11,207
Pool # BN0234, 5.00%, 9/1/2048	1,055	1,083
Pool # MA3496, 4.50%, 10/1/2048	1,395	1,387
Pool # BN0861, 5.00%, 10/1/2048	792	803
Pool # BK9556, 4.00%, 12/1/2048	2,153	2,086
Pool # BK1176, 5.00%, 1/1/2049	1,297	1,316
Pool # BK8748, 4.50%, 5/1/2049	3,783	3,743
Pool # BO2428, 3.50%, 7/1/2049	2,376	2,222
Pool # BO0592, 4.00%, 7/1/2049	519	502
Pool # CA5702, 2.50%, 5/1/2050	20,145	17,465
Pool # BP6439, 2.50%, 7/1/2050	37,652	32,108
Pool # CA6361, 2.50%, 7/1/2050	19,496	16,965
Pool # CA6708, 2.50%, 8/1/2050	11,751	10,248
Pool # CA6989, 2.50%, 9/1/2050	23,016	20,016
Pool # CA7528, 2.50%, 10/1/2050	84,854	72,358
Pool # FM5179, 2.00%, 12/1/2050	21,145	17,516
Pool # FM5173, 2.50%, 12/1/2050	21,223	18,336
Pool # CA8862, 2.50%, 1/1/2051	19,805	17,134
Pool # FM5778, 2.50%, 2/1/2051	22,100	19,103
Pool # BR6358, 2.00%, 3/1/2051	8,197	6,737
Pool # BR4928, 2.00%, 4/1/2051	75,139	61,583
Pool # CB0189, 3.00%, 4/1/2051	5,008	4,506
Pool # CB0458, 2.50%, 5/1/2051	28,618	24,557
Pool # CB0674, 2.50%, 5/1/2051	19,047	16,367
Pool # FM7957, 2.50%, 7/1/2051	10,525	9,078
Pool # FS3615, 2.50%, 7/1/2051	7,935	6,837

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # FM8336, 2.50%, 8/1/2051	16,961	14,656
Pool # BT7165, 3.00%, 8/1/2051	5,215	4,673
Pool # BT7188, 3.00%, 8/1/2051	6,945	6,218
Pool # CB1411, 3.00%, 8/1/2051	20,929	18,752
Pool # BT4392, 2.50%, 9/1/2051	18,519	15,824
Pool # CB1814, 2.50%, 9/1/2051	15,491	13,270
Pool # CB1789, 2.50%, 10/1/2051	30,634	26,359
Pool # CB1901, 2.50%, 10/1/2051	17,274	15,066
Pool # FA2073, 2.50%, 10/1/2051	3,902	3,353
Pool # FM9195, 2.50%, 10/1/2051	9,831	8,476
Pool # FM9198, 2.50%, 11/1/2051	10,622	9,199
Pool # CB2093, 3.00%, 11/1/2051	44,094	39,509
Pool # CB2376, 2.50%, 12/1/2051	16,338	14,120
Pool # CB2410, 2.50%, 12/1/2051	7,790	6,671
Pool # CB2411, 2.50%, 12/1/2051	14,700	12,586
Pool # FS2559, 3.00%, 12/1/2051	6,458	5,786
Pool # FS4108, 4.00%, 12/1/2051	8,059	7,729
Pool # CB2637, 2.50%, 1/1/2052	24,376	21,017
Pool # FS8807, 3.00%, 1/1/2052	17,610	15,835
Pool # FS7409, 2.00%, 2/1/2052	40,154	33,404
Pool # BU1322, 2.50%, 2/1/2052	10,742	9,264
Pool # BV2784, 2.50%, 2/1/2052	14,935	12,772
Pool # CB2750, 2.50%, 2/1/2052	20,291	17,373
Pool # CB2869, 2.50%, 2/1/2052	30,159	26,009
Pool # FS5670, 2.50%, 2/1/2052	11,918	10,270
Pool # FS5986, 2.50%, 2/1/2052	8,328	7,179
Pool # MA4548, 2.50%, 2/1/2052	82,403	70,571
Pool # CB3031, 2.50%, 3/1/2052	36,080	30,877
Pool # FS4533, 2.50%, 3/1/2052	6,684	5,761
Pool # FS7150, 2.50%, 3/1/2052	48,527	41,700
Pool # FS0957, 3.00%, 3/1/2052	22,717	20,207
Pool # FS1954, 3.00%, 3/1/2052	22,413	20,396
Pool # FS7410, 2.00%, 4/1/2052	47,716	39,335
Pool # BV5360, 2.50%, 4/1/2052	31,066	26,573
Pool # FS5499, 2.50%, 4/1/2052	18,456	15,907
Pool # FS1538, 3.00%, 4/1/2052	59,442	53,219
Pool # CB3369, 3.50%, 4/1/2052	18,304	16,962
Pool # FS2707, 3.50%, 4/1/2052	15,454	14,413
Pool # CB3378, 4.00%, 4/1/2052	10,656	10,211
Pool # FS1255, 4.00%, 4/1/2052	7,250	7,053
Pool # CB3608, 3.50%, 5/1/2052	77,374	71,811
Pool # CB3677, 4.00%, 5/1/2052	23,899	22,905
Pool # FS4195, 3.00%, 6/1/2052	37,679	33,761
Pool # FS3577, 3.00%, 7/1/2052	22,717	20,407
Pool # FS2588, 4.50%, 8/1/2052	40,668	40,023
Pool # FS3536, 4.50%, 8/1/2052	17,291	17,080
Pool # FA0839, 2.50%, 9/1/2052	15,542	13,322
Pool # FS3829, 4.50%, 9/1/2052	5,249	5,165

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4624, 5.00%, 9/1/2052	19,889	19,968
Pool # CB4628, 5.00%, 9/1/2052	31,669	31,849
Pool # FS2982, 5.00%, 9/1/2052	15,000	15,083
Pool # BX0098, 5.00%, 10/1/2052	11,403	11,515
Pool # FS3457, 4.50%, 11/1/2052	23,427	23,101
Pool # BW1328, 5.00%, 11/1/2052	40,664	40,774
Pool # FS3428, 4.00%, 12/1/2052	21,805	20,986
Pool # CB5907, 5.50%, 3/1/2053	16,067	16,401
Pool # FS5296, 4.50%, 5/1/2053	10,792	10,607
Pool # CB6314, 5.00%, 5/1/2053	14,337	14,396
Pool # BY4714, 5.00%, 6/1/2053	47,516	47,568
Pool # BY4776, 5.00%, 7/1/2053	40,953	40,889
Pool # BY7130, 6.00%, 9/1/2053	18,176	18,809
Pool # BY9849, 6.00%, 10/1/2053	10,782	11,158
Pool # FA1854, 4.50%, 9/1/2054	7,671	7,564
Pool # FA0229, 4.00%, 12/1/2054	55,878	53,333
Pool # CC0876, 6.00%, 8/1/2055	44,650	46,129
FNMA, 30 Year Pool # CA2171, 4.00%, 8/1/2048	8,663	8,360
FNMA, Other
Pool # AN0707, 3.13%, 2/1/2026	7,476	7,447
Pool # AN1222, 2.78%, 4/1/2026	6,795	6,753
Pool # AN1503, 2.62%, 5/1/2026	4,761	4,724
Pool # AN1221, 2.81%, 5/1/2026	3,883	3,856
Pool # AN1497, 2.61%, 6/1/2026	9,826	9,736
Pool # AN2689, 2.20%, 10/1/2026	5,429	5,337
Pool # AL6937, 3.79%, 12/1/2026 (j)	1,166	1,162
Pool # AN4917, 3.13%, 3/1/2027	12,257	12,134
Pool # BL3525, 2.60%, 9/1/2027	10,212	9,974
Pool # BL0497, 3.84%, 10/1/2027	4,364	4,359
Pool # AN1449, 2.97%, 4/1/2028	5,725	5,611
Pool # AN2005, 2.73%, 7/1/2028	9,256	8,986
Pool # 387807, 3.55%, 8/1/2028	6,871	6,815
Pool # AN3685, 2.69%, 12/1/2028	14,635	14,149
Pool # AN4004, 3.27%, 12/1/2028	8,007	7,871
Pool # BL1040, 3.81%, 12/1/2028	15,532	15,511
Pool # BL0907, 3.88%, 12/1/2028	282	280
Pool # AN4154, 3.17%, 1/1/2029	16,343	15,946
Pool # AN4349, 3.35%, 1/1/2029	7,968	7,800
Pool # AN1872, 2.90%, 5/1/2029	3,237	3,133
Pool # BL3509, 2.66%, 8/1/2029	21,266	20,325
Pool # BL3491, 2.84%, 8/1/2029	15,435	14,835
Pool # BS6621, 3.50%, 9/1/2029	10,000	9,848
Pool # BS5424, 3.42%, 5/1/2030	12,481	12,188
Pool # BS5172, 2.59%, 9/1/2030	9,144	8,608
Pool # AN9293, 3.71%, 9/1/2030	24,332	23,979
Pool # BS5171, 2.51%, 10/1/2030	24,458	22,820
Pool # AN2308, 2.87%, 8/1/2031	7,185	6,808
Pool # AN2625, 2.50%, 10/1/2031	10,611	9,805

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS3695, 1.67%, 11/1/2031	24,318	21,158
Pool # BL3368, 2.84%, 11/1/2031	4,344	4,047
Pool # BZ2211, 3.90%, 11/1/2031	20,000	19,765
Pool # BM6857, 1.83%, 12/1/2031 (j)	34,620	30,502
Pool # BS4644, 1.99%, 1/1/2032	11,321	10,133
Pool # BS4654, 2.39%, 3/1/2032	7,304	6,601
Pool # BL6367, 1.82%, 4/1/2032	33,208	29,108
Pool # BL6302, 2.07%, 5/1/2032	14,715	12,907
Pool # BS5332, 3.09%, 5/1/2032	6,067	5,697
Pool # BS5452, 3.09%, 5/1/2032	23,025	21,592
Pool # BS5500, 3.13%, 5/1/2032	11,164	10,508
Pool # BS5440, 3.26%, 5/1/2032	14,265	13,528
Pool # AO7654, 3.50%, 5/1/2032	643	631
Pool # AO5230, 3.50%, 6/1/2032	337	331
Pool # AO7057, 3.50%, 6/1/2032	319	313
Pool # AO7746, 3.50%, 6/1/2032	77	75
Pool # BS5928, 3.63%, 6/1/2032	5,740	5,502
Pool # AO8038, 3.50%, 7/1/2032	642	628
Pool # AP0645, 3.50%, 7/1/2032	771	760
Pool # AP0682, 3.50%, 7/1/2032	788	772
Pool # AP1314, 3.50%, 8/1/2032	986	970
Pool # BM6466, 1.33%, 10/1/2032 (j)	61,822	51,758
Pool # AQ1534, 3.50%, 10/1/2032	238	234
Pool # BS8959, 4.73%, 10/1/2032	17,812	18,236
Pool # BL8708, 1.40%, 11/1/2032	8,000	6,658
Pool # BM6491, 1.46%, 11/1/2032 (j)	65,705	55,477
Pool # BM6492, 1.51%, 11/1/2032 (j)	29,213	24,740
Pool # AQ1607, 3.50%, 11/1/2032	199	196
Pool # BS7320, 4.88%, 12/1/2032	7,766	8,046
Pool # 650236, 5.00%, 12/1/2032	6	6
Pool # BM6552, 1.56%, 1/1/2033 (j)	61,668	52,288
Pool # BS7496, 4.33%, 1/1/2033	24,269	24,372
Pool # BS7843, 3.90%, 2/1/2033	18,570	18,157
Pool # AR7961, 3.50%, 3/1/2033	238	234
Pool # BS1636, 2.25%, 4/1/2033	42,227	37,375
Pool # BS7740, 4.11%, 4/1/2033	31,064	30,677
Pool # BS8141, 4.48%, 4/1/2033	14,803	14,989
Pool # BS8546, 4.37%, 5/1/2033	16,163	16,247
Pool # BS9007, 4.32%, 7/1/2033	16,835	16,881
Pool # BS9089, 4.51%, 7/1/2033	14,561	14,796
Pool # BL3453, 3.16%, 8/1/2033	14,260	13,182
Pool # BS9146, 4.35%, 8/1/2033	31,048	31,254
Pool # BS3020, 1.96%, 9/1/2033	8,251	7,003
Pool # BS9471, 4.45%, 10/1/2033	10,000	10,127
Pool # BS9182, 4.52%, 10/1/2033	13,955	14,198
Pool # BS4824, 2.50%, 2/1/2034	24,628	21,538
Pool # BZ0430, 4.32%, 2/1/2034	23,000	23,059
Pool # BZ0420, 4.60%, 2/1/2034	50,000	50,915

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BZ0401, 4.52%, 3/1/2034	10,500	10,631
Pool # BS5184, 2.67%, 4/1/2034	19,415	17,182
Pool # BS5271, 2.98%, 4/1/2034	1,405	1,290
Pool # BS6427, 3.75%, 9/1/2034	12,918	12,335
Pool # 886320, 6.50%, 7/1/2036	12	12
Pool # BS2829, 2.14%, 8/1/2036	11,790	9,737
Pool # AO6757, 4.00%, 6/1/2042	1,122	1,104
Pool # MA1125, 4.00%, 7/1/2042	738	723
Pool # MA1213, 3.50%, 10/1/2042	3,491	3,335
Pool # MA1283, 3.50%, 12/1/2042	547	523
Pool # MA1328, 3.50%, 1/1/2043	1,859	1,775
Pool # MA1404, 3.50%, 4/1/2043	995	950
Pool # MA1462, 3.50%, 6/1/2043	502	478
Pool # MA1463, 3.50%, 6/1/2043	1,401	1,331
Pool # MA1510, 4.00%, 7/1/2043	1,074	1,051
Pool # MA1546, 3.50%, 8/1/2043	2,243	2,131
Pool # AU8840, 4.50%, 11/1/2043	578	580
Pool # AV2613, 4.50%, 11/1/2043	1,486	1,492
Pool # MA1711, 4.50%, 12/1/2043	1,033	1,037
Pool # AL6167, 3.50%, 1/1/2044	7,782	7,433
Pool # MA2346, 3.50%, 6/1/2045	227	215
Pool # MA2462, 4.00%, 11/1/2045	1,785	1,731
Pool # MA2482, 4.00%, 12/1/2045	1,888	1,832
Pool # MA2519, 4.00%, 1/1/2046	1,981	1,922
Pool # BC0784, 3.50%, 4/1/2046	146	138
Pool # MA2593, 4.00%, 4/1/2046	4,599	4,462
Pool # MA2631, 4.00%, 5/1/2046	5,065	4,926
Pool # MA2658, 3.50%, 6/1/2046	1,723	1,628
Pool # MA2690, 3.50%, 7/1/2046	3,341	3,158
Pool # BF0533, 2.50%, 11/1/2050	15,868	13,823
Pool # BF0090, 3.50%, 5/1/2056	17,203	15,865
Pool # BF0131, 3.50%, 8/1/2056	23,745	21,912
Pool # BM6734, 4.00%, 8/1/2059	9,493	9,045
Pool # BF0440, 3.00%, 1/1/2060	25,952	23,013
Pool # BM7075, 3.00%, 3/1/2061	9,971	8,810
Pool # BF0584, 4.50%, 12/1/2061	6,373	6,262
Pool # BF0617, 2.50%, 3/1/2062	32,314	26,782
Pool # BF0674, 2.50%, 4/1/2062	29,939	24,813
Pool # BF0759, 2.50%, 5/1/2062	44,854	37,174
Pool # BF0673, 2.50%, 6/1/2062	15,971	13,236
Pool # BF0654, 3.00%, 6/1/2062	19,354	16,788
Pool # BF0655, 3.50%, 6/1/2062	15,144	13,768
Pool # BF0677, 4.00%, 9/1/2062	40,345	38,161
Pool # BF0694, 2.50%, 12/1/2062	24,272	20,646
Pool # BF0700, 2.50%, 12/1/2062	20,462	16,959
Pool # BF0732, 2.50%, 6/1/2063	13,285	11,109
Pool # BF0733, 3.00%, 6/1/2063	50,623	43,910
Pool # BF0736, 4.00%, 6/1/2063	52,543	49,700

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0770, 4.50%, 9/1/2063	18,548	18,156
Pool # BF0809, 4.00%, 4/1/2064	13,677	13,004
Pool # BF0810, 4.50%, 4/1/2064	21,487	21,113
Pool # BF0812, 4.50%, 4/1/2064	17,990	17,609
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.50%, 12/25/2055 (l)	63,205	61,868
GNMA I, 30 Year
Pool # 780481, 7.00%, 12/15/2026	—	—
Pool # 460982, 7.00%, 11/15/2027	—	—
Pool # 460759, 6.50%, 2/15/2028	3	3
Pool # 781118, 6.50%, 10/15/2029	6	6
Pool # 783867, 6.00%, 8/15/2036	1,106	1,173
Pool # AS4934, 4.50%, 5/15/2046	449	447
Pool # AT7538, 4.00%, 7/15/2046	3,074	2,955
Pool # AT7652, 4.00%, 8/15/2046	1,828	1,758
Pool # BM1819, 5.00%, 4/15/2049	2,132	2,195
GNMA II
Pool # CK2783, ARM, 5.34%, 2/20/2072 (j)	34,446	36,046
Pool # CL4592, ARM, 5.20%, 3/20/2072 (j)	18,584	19,349
Pool # CK2802, ARM, 5.29%, 3/20/2072 (j)	18,508	19,348
Pool # CK2795, ARM, 5.33%, 3/20/2072 (j)	43,267	45,288
Pool # CM9946, ARM, 5.34%, 3/20/2072 (j)	11,652	12,197
Pool # CM9934, ARM, 5.37%, 3/20/2072 (j)	13,105	13,705
Pool # CL8122, ARM, 5.38%, 3/20/2072 (j)	31,323	32,903
Pool # CK2792, ARM, 5.39%, 3/20/2072 (j)	28,581	30,006
Pool # CK2804, ARM, 5.29%, 4/20/2072 (j)	31,398	32,820
Pool # BL8377, ARM, 5.38%, 4/20/2072 (j)	19,469	20,461
GNMA II, 30 Year
Pool # 2270, 8.00%, 8/20/2026	—	—
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2379, 8.00%, 2/20/2027	—	—
Pool # 2397, 8.00%, 3/20/2027	—	—
Pool # 2445, 8.00%, 6/20/2027	1	1
Pool # 2457, 7.50%, 7/20/2027	3	3
Pool # 2538, 8.00%, 1/20/2028	—	—
Pool # 2714, 6.50%, 2/20/2029	1	1
Pool # 4901, 8.00%, 9/20/2031	97	101
Pool # 5020, 7.50%, 5/20/2032	36	37
Pool # 738210, 7.00%, 6/20/2032	88	90
Pool # 738062, 6.00%, 11/20/2032	119	124
Pool # 738059, 6.00%, 10/20/2033	84	85
Pool # 738049, 6.00%, 3/20/2035	89	93
Pool # 737987, 6.00%, 4/20/2036	10	10
Pool # 737975, 6.00%, 9/20/2036	8	8
Pool # 5034, 7.00%, 8/20/2038	8	8
Pool # 4245, 6.00%, 9/20/2038	34	37
Pool # 4930, 7.00%, 10/20/2038	102	106
Pool # 4964, 7.00%, 12/20/2038	8	8
Pool # 4872, 7.00%, 1/20/2039	93	95

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 5072, 6.50%, 10/20/2039	35	37
Pool # 5218, 6.50%, 10/20/2039	79	84
Pool # AS8103, 3.50%, 6/20/2046	1,044	966
Pool # AS8104, 3.75%, 6/20/2046	950	892
Pool # AS8105, 4.00%, 6/20/2046	770	733
Pool # AS8106, 3.50%, 7/20/2046	1,497	1,385
Pool # AS8107, 3.75%, 7/20/2046	1,719	1,618
Pool # AY0571, 4.50%, 11/20/2047	3,166	3,105
Pool # BB8791, 4.00%, 12/20/2047	3,004	2,849
Pool # BD6195, 4.00%, 1/20/2048	3,027	2,871
Pool # BE9507, 4.50%, 3/20/2048	1,597	1,581
Pool # BG2382, 4.50%, 3/20/2048	1,197	1,178
Pool # BA7568, 4.50%, 4/20/2048	3,923	3,866
Pool # BD0512, 5.00%, 4/20/2048	1,396	1,397
Pool # BD0532, 5.00%, 6/20/2048	2,636	2,638
Pool # BG3833, 4.50%, 7/20/2048	6,014	5,926
Pool # BD0549, 5.00%, 8/20/2048	2,115	2,096
Pool # BH9109, 4.50%, 10/20/2048	3,400	3,335
Pool # BJ7085, 5.00%, 12/20/2048	2,242	2,295
Pool # BK7188, 4.50%, 2/20/2049	1,836	1,817
Pool # BK7189, 5.00%, 2/20/2049	2,181	2,216
Pool # BN2622, 4.00%, 6/20/2049	5,922	5,711
Pool # BM9677, 4.50%, 6/20/2049	3,681	3,668
Pool # BM9683, 5.00%, 6/20/2049	3,642	3,715
Pool # BJ1310, 4.50%, 7/20/2049	4,204	4,237
Pool # BO2717, 4.50%, 7/20/2049	4,942	5,032
Pool # BO3146, 4.50%, 7/20/2049	2,457	2,446
Pool # BO3147, 4.50%, 7/20/2049	2,241	2,207
Pool # BO3157, 4.50%, 7/20/2049	2,400	2,394
Pool # BO3158, 4.50%, 7/20/2049	1,473	1,466
Pool # BO3159, 4.50%, 7/20/2049	638	624
Pool # BM9690, 5.00%, 7/20/2049	849	867
Pool # BM9701, 4.50%, 8/20/2049	7,867	7,697
Pool # MA7534, 2.50%, 8/20/2051	26,951	23,400
Pool # CH2866, 3.50%, 10/20/2051	13,605	12,698
Pool # CH2907, 3.50%, 10/20/2051	8,581	8,009
Pool # CH2908, 3.50%, 10/20/2051	3,140	2,906
Pool # CH2964, 3.50%, 10/20/2051	7,584	7,115
Pool # CJ3728, 3.50%, 11/20/2051	966	894
Pool # 786362, 3.00%, 2/20/2052	9,714	8,641
Pool # MA7883, 3.50%, 2/20/2052	7,144	6,603
Pool # MA7936, 2.50%, 3/20/2052	77,885	67,622
Pool # CL5064, 3.50%, 3/20/2052	12,223	11,210
Pool # CM2176, 3.50%, 3/20/2052	4,978	4,656
Pool # CL5137, 4.00%, 4/20/2052	8,035	7,659
Pool # MA8097, 2.50%, 6/20/2052	6,439	5,591
Pool # MA8148, 3.00%, 7/20/2052	66,582	60,092
Pool # MA8196, 2.00%, 8/20/2052	18,309	15,267

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA8200, 4.00%, 8/20/2052	22,193	21,253
Pool # MA8796, 3.00%, 4/20/2053	15,799	14,377
Pool # 786842, 4.00%, 4/20/2053	36,115	33,875
Pool # CS4391, 5.50%, 7/20/2053	17,754	18,049
Pool # MA9100, 2.50%, 8/20/2053	23,716	20,648
Pool # MA9419, 3.50%, 1/20/2054	21,932	20,427
Pool # DL3306, 6.50%, 8/20/2055	30,793	32,099
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2055 (l)	260,500	260,187
TBA, 5.50%, 12/15/2055 (l)	45,000	45,444
Total Mortgage-Backed Securities (Cost $5,648,575)		5,656,087
Asset-Backed Securities — 12.6%
ACC Trust
Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	8,027	1,443
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	2,814	586
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	426	420
Accelerated LLC
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	2,165	2,001
Series 2024-1A, Class D, 7.85%, 8/22/2044 (a)	9,018	9,094
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class C, 6.32%, 12/18/2037 (a) (j)	7,671	7,544
Air Canada Pass-Through Trust (Canada)
Series 2017-1, Class B, 3.70%, 1/15/2026 (a)	1,222	1,219
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	2,125	2,097
Series 2015-2, Class AA, 3.75%, 12/15/2027 (a)	604	594
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	5,864	5,608
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	749	711
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 9/22/2027	1,602	1,571
Series 2016-2, Class AA, 3.20%, 6/15/2028	589	573
Series 2016-3, Class AA, 3.00%, 10/15/2028	754	728
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (a)	8,386	8,454
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	15,078	13,008
Series 2021-SFR2, Class F1, 3.28%, 8/17/2038 (a)	12,620	12,410
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,936	5,776
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	34,734	33,601
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	12,377	12,323
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	27,165	26,113
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	22,105	21,007
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (a) (i)	20,175	19,646
Series 2024-SFR2, Class F1, 4.15%, 11/17/2041 (a)	6,534	6,081
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	7,729	7,567
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,095	2,083
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	2,897	2,810
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,398	3,435

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC
Series 2023-6A, Class D, 7.37%, 12/20/2029 (a)	3,250	3,336
Series 2023-8A, Class D, 7.52%, 2/20/2030 (a)	6,750	6,895
BankBoston Home Equity Loan Trust Series 1998-1, Class A6, 6.35%, 7/25/2028	—	—
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	14,147	14,263
Series 2023-1A, Class C, 11.74%, 4/25/2038 ‡ (a)	6,638	6,642
Bastion Funding LLC Series 2023-1A, Class B, 8.06%, 4/25/2038 ‡ (a)	8,642	8,782
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class E, 8.00%, 10/15/2029 (a)	8,000	8,193
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.13%, 6/25/2043 (j)	89	88
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	23,887	24,549
7.12%, 7/16/2054 ‡	30,214	30,839
Bridge Trust Series 2024-SFR1, Class E2, 5.50%, 8/17/2040 (a)	5,900	5,717
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	10,000	10,128
Series 2024-2, Class D, 6.30%, 2/15/2030	6,000	6,129
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	26,250	26,999
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	13,900	14,275
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	32,500	33,109
Series 2025-4, Class D, 5.41%, 8/15/2031	19,555	19,611
Series 2024-4, Class E, 7.47%, 8/15/2031 (a)	17,950	18,364
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 6/15/2029 (a)	636	617
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	382	376
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	1,147	1,111
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	403	383
Business Jet Securities LLC
Series 2022-1A, Class C, 6.41%, 6/15/2037 ‡ (a)	6,641	6,636
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	11,077	11,161
BXG Receivables Note Trust Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	12,496	12,819
Camden, 8.50%, 9/15/2031 ‡	19,747	19,587
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	11,649	2,594
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	5,492	5,287
CARS-DB4 LP
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (a)	4,508	4,282
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	8,698	8,496
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	9,698	8,896
Carvana Auto Receivables Trust
Series 2022-N1, Class E, 6.01%, 12/11/2028 (a)	7,559	7,219
Series 2023-N4, Class D, 7.22%, 2/11/2030 (a)	7,860	8,188
Series 2024-N3, Class D, 5.38%, 12/10/2030 (a)	19,000	18,953
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	16,503	15,540
Series 2021-MH1, Class B1, 4.57%, 2/25/2046 (a)	2,500	2,114
Series 2021-MH1, Class B2, 5.57%, 2/25/2046 (a)	2,550	2,213
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (i)	13,325	10,831
Centex Home Equity Loan Trust Series 2001-B, Class A6, 6.36%, 7/25/2032	9	9

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 4.75%, 2/16/2026 ‡ (a) (i)	2,826	2,813
Series 2022-RTL1, Class AB, 6.50%, 2/16/2026 ‡ (a) (i)	2,911	2,886
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	1,372	1,533
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.51%, 6/25/2040 (a) (j)	837	55
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	74	74
Series 2020-2, Class B, 4.24%, 5/15/2052 (a) (j)	8,101	8,063
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	9,708	9,844
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	33,457	34,139
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	6,791	6,829
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	21,842	22,282
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	26,700	27,544
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	17,250	17,608
7.68%, 4/17/2034	38,893	39,157
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	42,168	43,550
Credit One, 6.47%, 2/25/2029 ‡ (a)	30,000	30,462
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 4.82%, 3/25/2034 (j)	20	20
Series 2004-1, Class 3A, 4.63%, 4/25/2034 (j)	288	279
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.97%, 10/25/2034 (j)	77	76
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	18,735	18,594
Delta Air Lines Pass-Through Trust
Series 2015-1, Class AA, 3.63%, 7/30/2027	2,331	2,304
Series 2020-1, Class AA, 2.00%, 6/10/2028	3,683	3,537
Diversified ABS Holdings LLC Series 2024-2A, Class B, 11.50%, 9/30/2044 ‡ (a)	3,991	4,018
Diversified ABS LLC Series 2025-1A, Class B, 10.40%, 2/28/2045 ‡ (a)	29,171	29,493
Diversified ABS Phase LLC
Series VI, Class A, 7.50%, 11/28/2039 ‡	11,807	11,813
Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (a)	20,382	20,608
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	9,623	9,725
DP Lion Holdco LLC
Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	4,644	4,773
Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	5,560	5,714
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	14,500	14,619
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	1,475	1,468
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	11,500	12,203
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	12,880	13,665
E3 (Cayman Islands) Series 2019-1, Class A, 3.10%, 9/20/2055 ‡ (a)	3,697	3,256
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	484	480
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	916	873
Energy Assets, 8.11%, 8/25/2044 ‡	8,613	8,846
EQV ABS Issuer LLC, 10.76%, 12/15/2040 ‡	14,859	14,859
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	9,500	9,431

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	33,750	32,746
Series 2022-3A, Class E, 9.09%, 1/15/2030 (a)	34,500	35,252
Series 2023-5A, Class D, 7.13%, 2/15/2030	20,049	20,724
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	12,000	12,166
Series 2023-2A, Class E, 9.75%, 11/15/2030 (a)	6,137	6,711
Series 2023-3A, Class E, 9.98%, 1/15/2031 (a)	10,500	11,432
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	11,565	12,525
Series 2025-5A, Class E, 7.15%, 6/15/2033 (a)	6,368	6,423
FirstKey Homes Trust
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	31,898	30,605
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	6,469	6,195
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (a)	9,708	9,514
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	19,967	19,658
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	16,851	16,602
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	14,566	14,354
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	10,577	10,317
Series 2021-SFR3, Class F2, 3.83%, 12/17/2038 (a)	9,294	9,072
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	28,086	25,835
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	11,500	10,556
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	16,525	16,167
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	32,750	31,845
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	13,000	12,592
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	23,000	22,025
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	14,562	14,471
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	7,766	7,488
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	21,942	21,125
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (j)	40,000	40,632
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	9,707	9,738
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	22,424	22,535
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (a)	12,377	12,463
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	22,327	22,804
Fortiva Retail Credit Master Note Business Trust
Series 2025-TWO, Class B, 6.90%, 5/15/2031 (a)	6,875	6,875
Series 2025-TWO, Class C, 12.52%, 5/15/2031 (a)	7,700	7,699
FRTKL Series 2021-SFR1, Class F, 3.17%, 9/17/2038 (a)	4,272	4,162
FTF , 8.00%, 8/15/2026 ‡	5,054	3,740
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	28,285	28,969
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class A6, 6.70%, 4/25/2029 (j)	59	60
GGAM Master Trust International Ltd. (Cayman Islands) Series 2025-1A, Class Y, 9.70%, 9/30/2060 ‡ (a)	35,510	35,753
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	11,843	11,832
Series 2023-2A, Class C, 5.69%, 3/15/2029 (a)	11,317	11,370
Series 2022-1A, Class E, 5.64%, 5/15/2029 (a)	14,000	14,116
Series 2023-4A, Class D, 7.18%, 8/15/2029 (a)	18,943	19,616
Series 2023-3A, Class E, 9.27%, 8/15/2030 (a)	4,900	5,241
Series 2024-4A, Class E, 7.51%, 8/15/2031 (a)	3,500	3,633
Series 2025-3A, Class E, 6.52%, 8/16/2032 (a)	3,400	3,376

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
GLS Auto Select Receivables Trust Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	5,825	5,943
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (j)	3,127	2,907
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (a)	18,426	18,253
Goodgreen Ltd. Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (a)	20,780	20,956
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (a)	551	511
Series 2016-1A, Class B, 5.24%, 10/15/2052 ‡ (a)	418	376
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	3,545	3,235
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	20,875	20,919
Granite Park Equipment Leasing LLC Series 2023-1A, Class E, 7.00%, 6/20/2035 (a)	9,428	9,343
Grene Energy Senio, 11.00, 1/25/2027‡	4,919	4,062
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (a)	1,518	1,398
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	1,250	1,179
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (a)	1,558	1,406
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (a)	824	808
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (a)	373	350
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (a)	1,384	1,328
Series 2017-2A, Class A2, 4.07%, 9/20/2048 ‡ (a)	1,429	1,365
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	12,360	12,546
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class D, 7.89%, 4/20/2037 (a) (j)	10,651	10,673
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	1,484	1,481
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	1,980	2,032
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	1,477	1,497
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	5,427	5,398
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	865	855
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	2,624	2,623
Home Partners of America Trust
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	7,196	7,035
Series 2019-2, Class E, 3.32%, 10/19/2039 (a)	8,957	8,680
Series 2021-3, Class E2, 3.35%, 1/17/2041 (a)	12,865	11,955
HPA (Australia), 3.95%, 4/15/2026 ‡	5,646	5,602
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	23,800	24,150
Ista Jet Seri, 6.97%, 4/5/2032 ‡ (a)	39,968	39,968
Jonah, 7.80%, 11/10/2037 ‡	15,914	16,123
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (a)	9,399	9,583
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	39,000	39,550
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	33,979	34,727
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	15,748	15,716
Series 2025-2A, Class A2, 6.62%, 1/10/2041 ‡ (a)	13,896	13,974
KGS-Alpha SBA COOF Trust
Series 2012-4, Class A, IO, 0.83%, 9/25/2037 ‡ (a) (j)	1,152	17
Series 2012-2, Class A, IO, 1.00%, 8/25/2038 (a) (j)	1,089	18

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2013-2, Class A, IO, 1.90%, 3/25/2039 (a) (j)	1,005	27
Koda Gnb ABS LLC Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (a)	17,422	17,767
Lendbuzz Securitization Trust Series 2024-1A, Class A2, 6.19%, 8/15/2029 (a)	3,010	3,027
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	567	562
Series 2022-B, Class C, 8.45%, 10/15/2029 (a)	9,627	2,780
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class C, 7.70%, 10/15/2028 (a)	1,675	1,674
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	7,000	1,288
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.21%, 12/15/2026 ‡ (a) (j)	7	7
Series 2020-VFN1, Class A2B1, 9.21%, 12/15/2026 ‡ (a) (j)	1	1
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	18,000	17,098
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	14,200	13,186
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	11,827	12,150
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	9,420	9,799
LP LMS Asset Securitization Trust Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	3,212	3,191
Mariner Finance Issuance Trust
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	13,100	12,696
Series 2024-AA, Class E, 9.02%, 9/22/2036 (a)	10,516	10,826
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	8,500	7,927
Series 2025-AA, Class E, 8.64%, 5/20/2038 (a)	10,000	10,395
Series 2025-BA, Class E, 7.51%, 11/22/2038 (a)	9,845	9,952
Marlette Funding Trust Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	4,968	4,994
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	29,950	30,125
Series 2025-1A, Class C, 8.29%, 12/22/2031 (a)	25,000	24,994
Mid-State Capital Corp. Trust
Series 2005-1, Class A, 5.75%, 1/15/2040	10	10
Series 2005-1, Class M1, 6.11%, 1/15/2040	238	238
Series 2006-1, Class A, 5.79%, 10/15/2040 (a)	431	433
Series 2006-1, Class M1, 6.08%, 10/15/2040 (a)	523	526
Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	215	218
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	10,830	10,912
MNR ABS Issuer I LLC
8.95%, 12/15/2038 ‡	6,127	6,305
12.44%, 12/15/2038 ‡	15,226	15,415
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.32%, 3/25/2033 (j)	13	12
Mpire, 11.16%, 9/13/2030 ‡ (a)	4,646	4,659
Mpire Frn, 8.29%, 9/13/2030 ‡ (a)	11,000	11,031
MVW LLC
Series 2022-1A, Class D, 7.35%, 11/21/2039 (a)	3,273	3,281
Series 2023-1A, Class D, 8.83%, 10/20/2040 (a)	4,145	4,280
Series 2023-2A, Class D, 9.33%, 11/20/2040 (a)	3,630	3,743
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	6,072	6,160
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.85%, 11/25/2033 (i)	152	151
Nexgen, Inc., 0.00%, 11/16/2033 ‡ (j)	3,432	3,432

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,401	5,299
Octane Receivables Trust
Series 2023-3A, Class D, 7.58%, 9/20/2029 (a)	4,640	4,837
Series 2022-1A, Class E, 7.33%, 12/20/2029 (a)	2,000	2,029
Series 2024-1A, Class C, 5.82%, 5/20/2030 (a)	3,500	3,565
Oneslt, 8.00%, 12/15/2030 ‡	19,805	19,805
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,345	1,320
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	2,019	1,999
Series 2025-D, Class C, 5.80%, 2/8/2033 (a)	10,910	10,904
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	35,000	35,000
Pagaya AI Technology in Housing Trust Series 2023-1, Class E1, 3.60%, 10/25/2040 (a)	26,822	24,866
Post Road Equipment Finance LLC Series 2024-1A, Class E, 8.50%, 12/15/2031 (a)	3,250	3,328
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (i)	32,116	32,203
Progress Residential Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	9,348	9,234
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	21,356	20,921
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	23,973	23,509
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	19,522	19,502
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	11,918	11,957
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (a)	12,578	12,153
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	14,250	13,979
Series 2024-SFR4, Class E1, 3.33%, 7/17/2041 (a)	13,000	12,159
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	9,927	10,125
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	33,282	33,282
Raisa Funding LLC, 11.71%, 6/15/2038 ‡	7,322	7,539
Rcfii Baml Frn, 12.35%, 12/17/2026 ‡ (a)	2,428	2,419
Renew
, 12.50, 12/20/2049‡	428,760	11,714
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (a)	720	676
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	71	71
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (a)	7,856	7,232
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	9,143	9,139
Retium-rcaf, 12.35%, 12/17/2026 ‡ (a)	3,879	3,864
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (i)	20,509	20,529
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (i)	33,537	33,569
RT Fin LLC, 11.71%, 10/15/2043 ‡	9,968	9,984
Santander Drive Auto Receivables Trust
Series 2024-4, Class C, 4.95%, 4/15/2030	7,500	7,551
Series 2023-2, Class C, 5.47%, 12/16/2030	24,560	24,993
Series 2022-5, Class D, 5.67%, 12/16/2030	35,600	35,916
Series 2022-6, Class D, 5.69%, 2/18/2031	27,300	27,495
Series 2024-2, Class D, 6.28%, 8/15/2031	7,941	8,171
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	10,067	10,197
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	3,646	3,627

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	7,056	7,011
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	10,909	10,921
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000	4,994
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	19,500	19,546
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.80%, 1/25/2036 (i)	121	105
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	952	950
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	452	449
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	2,768	2,761
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	2,298	2,396
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,678	1,763
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	2,005	2,112
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	1,326	1,361
Series 2023-3A, Class D, 9.44%, 9/20/2040 (a)	1,654	1,734
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	2,493	2,517
Series 2024-1A, Class D, 8.02%, 1/20/2043 (a)	887	908
Soundview Home Loan Trust Series 2007-OPT1, Class 2A1, 4.15%, 6/25/2037 (j)	640	432
SRT Issuer I LLC, 0.00%, 7/7/2031 ‡ (j)	43,000	43,040
Stream Innovations Issuer Trust Series 2025-1A, Class D, 8.40%, 9/15/2045 (a)	2,698	2,756
Tricolor Auto Securitization Trust Series 2022-1A, Class E, 7.79%, 8/16/2027 (a)	1,044	1,023
Tricon American Homes Trust Series 2019-SFR1, Class F, 3.75%, 3/17/2038 (a)	6,796	6,763
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	1,559	1,558
Series 2014-2, Class A, 3.75%, 9/3/2026	705	701
Series 2016-1, Class AA, 3.10%, 7/7/2028	763	745
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,053	1,007
Series 2018-1, Class AA, 3.50%, 3/1/2030	7,810	7,550
Series 2018-1, Class A, 3.70%, 3/1/2030	809	773
Series 2019-1, Class AA, 4.15%, 8/25/2031	1,035	1,021
Series 2019-1, Class A, 4.55%, 8/25/2031	1,234	1,201
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,322	1,216
Series 2024-1, Class AA, 5.45%, 2/15/2037	6,596	6,836
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	13,865	14,316
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (a)	13,125	13,151
Upstart Frn, 6.80%, 3/29/2029 ‡ (a)	24,000	24,000
US Auto Funding Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,500	90
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	16,000	—
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	8,102	8,243
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	25,252	25,535
vMobo, Inc., 9.46%, 7/18/2027 ‡	55,000	53,229
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (i)	614	614
Westgate Resorts LLC
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,996	2,040
Series 2024-1A, Class D, 9.26%, 1/20/2038 (a)	4,820	4,910
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 3/15/2029 (a)	18,976	19,418
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	15,900	16,456

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Wolf Energy Asset Issuer LLC
5.70%, 7/25/2050 ‡	7,558	7,558
6.61%, 7/25/2050 ‡	4,352	4,352
Ygrene, 13.75%, 5/1/2028 ‡	12,215	11,476
Total Asset-Backed Securities (Cost $3,227,010)		3,214,255
U.S. Treasury Obligations — 11.4%
U.S. Treasury Bonds
4.38%, 11/15/2039	24,335	24,376
1.13%, 5/15/2040	96,228	62,259
1.13%, 8/15/2040	109,111	69,878
2.25%, 5/15/2041	46,603	34,972
4.38%, 5/15/2041	47,554	47,131
2.00%, 11/15/2041	45,879	32,669
3.13%, 11/15/2041	40,953	34,504
4.00%, 11/15/2042	136,621	127,682
3.63%, 8/15/2043	11,821	10,418
4.38%, 8/15/2043	25,275	24,638
3.75%, 11/15/2043	63,896	57,175
4.75%, 11/15/2043	110,957	113,237
3.38%, 5/15/2044	47,111	39,735
2.50%, 2/15/2045	66,979	48,544
4.88%, 8/15/2045	47,320	48,799
3.00%, 2/15/2047	141,111	108,925
3.00%, 8/15/2048	93,566	71,102
3.38%, 11/15/2048	101,186	82,127
1.88%, 2/15/2051	30,232	17,459
2.38%, 5/15/2051	174,542	113,534
2.25%, 2/15/2052	28,956	18,144
4.50%, 11/15/2054	136,688	132,758
U.S. Treasury Notes
1.13%, 10/31/2026 (m)	165,946	162,183
0.50%, 8/31/2027	183,364	174,031
4.50%, 5/31/2029	175,231	180,782
3.63%, 8/31/2029	226,110	226,693
3.63%, 8/31/2030	245,935	246,185
4.63%, 5/31/2031	90,150	94,457
4.25%, 11/15/2034	153,229	156,665
4.63%, 2/15/2035	46,970	49,331
U.S. Treasury STRIPS Bonds
4.66%, 5/15/2031 (n)	141,586	115,461
5.22%, 11/15/2033 (n)	30,160	21,948
5.19%, 5/15/2040 (n)	63,558	32,535
3.25%, 8/15/2040 (n)	37,081	18,689
3.17%, 8/15/2041 (n)	129,383	61,713
4.12%, 2/15/2042 (n)	10,407	4,824
3.81%, 5/15/2042 (n)	18,492	8,445

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.96%, 11/15/2042 (n)	7,625	3,384
2.46%, 11/15/2043 (n)	24,977	10,459
Total U.S. Treasury Obligations (Cost $3,106,589)		2,887,851
Commercial Mortgage-Backed Securities — 10.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035 (a) (j)	23,414	21,014
Acrc 5.25%, 11/15/2026 ‡ (a)	24,000	23,520
Areit Frn 8.48%, 10/17/2026 ‡ (a)	30,000	29,748
BAMLL Re-REMIC Trust
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 ‡ (a) (j)	7,518	6,621
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 ‡ (a) (j)	7,519	6,771
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	8,773	7,332
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	7,496	6,049
Series 2025-FRR5, Class C736, 1.74%, 9/27/2052 ‡ (a) (j)	10,609	10,286
Series 2025-FRR5, Class D736, 1.74%, 9/27/2052 ‡ (a) (j)	10,608	10,167
BANK Series 2019-BN19, Class A3, 3.18%, 8/15/2061	9,707	9,206
BBCCRE Trust Series 2015-GTP, Class A, 3.97%, 8/10/2033 (a)	9,126	8,444
BWAY Mortgage Trust Series 2013-1515, Class F, 4.06%, 3/10/2033 (a) (j)	4,854	4,096
BX
Series 2021-MFM1, Class E, 6.32%, 1/15/2034 (a) (j)	2,208	2,207
Series 2021-MFM1, Class F, 7.07%, 1/15/2034 (a) (j)	1,359	1,358
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,737	8,613
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	21,871	21,506
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,795	6,658
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,800	2,737
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	17,231	13,552
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	11,736	9,413
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,852	11,159
Series 2021-FRR1, Class BK58, 2.39%, 9/29/2029 (a) (j)	10,863	10,453
CFCRE Commercial Mortgage Trust Series 2011-C2, Class D, 5.08%, 12/15/2047 (a) (j)	919	906
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (a) (j)	23,201	22,805
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.03%, 1/15/2049 (a) (j)	8,813	2
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	14,756	12,237
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class E, 6.35%, 11/10/2042 (a) (j)	28,800	28,808
DLIC Re-REMIC Trust Series 2025-FRR1, Class BGX1, 3.59%, 10/27/2037 ‡ (a) (j)	9,390	8,977
FHLMC Series 2025-MN11, Class M2, 6.72%, 7/25/2045 (a) (j)	15,955	15,943
FHLMC MSCR Trust
Series 2023-MN7, Class M2, 9.77%, 9/25/2043 (a) (j)	11,110	11,971
Series 2025-MN12, Class M2, 6.83%, 11/25/2045 (a) (j)	18,100	18,100
Series 2021-MN1, Class M2, 7.82%, 1/25/2051 (a) (j)	43,141	44,552
Series 2021-MN3, Class M1, 6.37%, 11/25/2051 (a) (j)	1,859	1,863
Series 2021-MN3, Class M2, 8.07%, 11/25/2051 (a) (j)	9,418	9,756
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.57%, 5/25/2052 (a) (j)	6,067	6,848
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KS06, Class A2, 2.72%, 7/25/2026	9,785	9,717
Series K065, Class A2, 3.24%, 4/25/2027	6,439	6,384
Series KJ26, Class A2, 2.61%, 7/25/2027	7,239	7,152

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K070, Class A2, 3.30%, 11/25/2027 (j)	5,868	5,812
Series W5FX, Class AFX, 3.21%, 4/25/2028 (j)	9,620	9,499
Series KL05, Class X1P, IO, 0.89%, 6/25/2029 (j)	170,657	4,911
Series KS11, Class AFX2, 2.65%, 6/25/2029	48,537	46,453
Series K753, Class A2, 4.40%, 10/25/2030	23,410	23,823
Series K152, Class A2, 3.08%, 1/25/2031	8,584	8,242
Series K128, Class X3, IO, 2.78%, 4/25/2031 (j)	12,474	1,534
Series K142, Class AM, 2.40%, 3/25/2032	21,356	19,302
Series K145, Class A2, 2.58%, 5/25/2032	18,119	16,566
Series K146, Class A2, 2.92%, 6/25/2032	13,105	12,213
Series K146, Class AM, 2.92%, 7/25/2032	12,620	11,708
Series K-152, Class A2, 3.78%, 11/25/2032 (j)	34,000	33,277
Series K-160, Class A2, 4.50%, 8/25/2033 (j)	34,000	34,607
Series KX04, Class XFX, IO, 1.55%, 1/25/2034 (j)	131,108	4,356
Series K-1515, Class A2, 1.94%, 2/25/2035	34,947	28,848
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (j)	4,320	1,005
Series Q014, Class X, IO, 2.77%, 10/25/2055 (j)	20,382	2,942
FNMA ACES
Series 2016-M6, Class A2, 2.49%, 5/25/2026	5,033	4,989
Series 2016-M7, Class A2, 2.50%, 9/25/2026	5,028	4,980
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (j)	6,636	6,542
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (j)	9,785	9,643
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (j)	3,720	3,684
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (j)	6,347	6,277
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (j)	22,375	21,956
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (j)	25,871	25,471
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (j)	6,659	6,558
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (j)	9,891	9,811
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (j)	31,996	31,713
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	4,153	3,933
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (j)	33,717	1,316
Series 2017-M5, Class A2, 3.12%, 4/25/2029 (j)	13,053	12,736
Series 2019-M7, Class A2, 3.14%, 4/25/2029	15,382	15,008
Series 2019-M12, Class A2, 2.89%, 6/25/2029 (j)	25,844	24,966
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (j)	4,190	4,057
Series 2020-M50, Class A2, 1.20%, 10/25/2030	4,667	4,483
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (j)	75,697	2,679
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (j)	13,688	13,312
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (j)	32,285	32,800
Series 2023-M1S, Class A2, 4.65%, 4/25/2033 (j)	6,868	6,975
Series 2024-M2, Class A2, 3.75%, 8/25/2033	56,000	53,615
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	37,986	18,334
FREMF Mortgage Trust
Series 2018-KBX1, Class C, 3.62%, 1/25/2026 (a) (j)	7,281	7,203
Series 2018-KHG1, Class C, 4.03%, 12/25/2027 (a) (j)	32,247	30,699
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,112	10,053
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	100,854	186
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,149	34

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	564,777	1,238
Series 2021-KHG3, Class CFX, 2.48%, 9/25/2028 (a) (j)	26,000	23,577
Series 2021-KHG3, Class CFL, 9.60%, 9/25/2028 (a) (j)	18,113	18,212
Series 2018-K82, Class D, PO, 10/25/2028 (a)	55,000	44,036
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	144,000	364
Series 2018-K84, Class D, PO, 11/25/2028 (a)	63,510	49,603
Series 2019-KBF3, Class C, 9.07%, 1/25/2029 (a) (j)	8,406	8,114
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	11,274	10,227
Series 2019-KL05, Class BHG, 4.52%, 2/25/2029 (a) (j)	3,500	3,281
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	812,932	2,087
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	203,149	364
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	24,000	18,914
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	32,370	91
Series 2019-KS11, Class C, 4.98%, 6/25/2029 (a) (j)	21,859	19,711
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	180,000	529
Series 2019-KS12, Class B, 7.12%, 8/25/2029 (j)	9,378	9,379
Series 2019-KC07, Class C, 3.76%, 10/25/2029 (a) (j)	27,300	23,079
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (j)	41,999	34,644
Series 2023-K752, Class D, PO, 8/25/2030 (a)	26,400	17,977
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	90,300	339
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	19,200	13,146
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	224,228	812
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	19,200	75
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,620	9,944
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	97,241	204
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,457	39
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	24,000	17,466
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	267,908	769
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	32,000	97
Series 2019-KW10, Class B, 3.76%, 10/25/2032 (a) (j)	8,902	8,323
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	430,249	2,003
Series 2018-K155, Class C, PO, 5/25/2033 (a)	36,871	20,230
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	49,744	282
Series 2018-K157, Class C, PO, 9/25/2033 (a)	50,000	26,698
Series 2018-K159, Class C, PO, 11/25/2033 (a)	32,953	18,283
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	22,000	131
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	51,057	26,435
Series 19K-1511, Class C, PO, 4/25/2034 (a)	30,000	15,260
Series 19K-1514, Class C, 0.00%, 10/25/2034 (a)	22,975	11,529
Series 21K-1519, Class C, PO, 12/25/2035 (a)	52,000	24,454
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	52,000	368
Series 2016-K55, Class B, 4.31%, 4/25/2049 (a) (j)	9,707	9,668
Series 2016-K56, Class B, 4.09%, 6/25/2049 (a) (j)	3,445	3,423
Series 2017-K68, Class D, PO, 10/25/2049 (a)	53,000	45,777
Series 2017-K69, Class D, PO, 10/25/2049 (a)	61,000	51,767
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	228,310	361
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (j)	9,147	9,036
Series 2016-K59, Class B, 3.69%, 11/25/2049 (a) (j)	4,576	4,533

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K61, Class C, 3.83%, 12/25/2049 (a) (j)	5,189	5,104
Series 2017-K63, Class B, 4.01%, 2/25/2050 (a) (j)	11,547	11,439
Series 2017-K63, Class C, 4.01%, 2/25/2050 (a) (j)	4,854	4,791
Series 2018-K74, Class B, 4.23%, 2/25/2051 (a) (j)	9,707	9,595
Series 2018-K81, Class D, PO, 9/25/2051 (a)	56,700	44,548
Series 2018-K83, Class D, PO, 11/25/2051 (a)	33,400	26,125
Series 2019-K92, Class D, PO, 5/25/2052 (a)	76,852	58,618
Series 2020-K116, Class D, PO, 9/25/2052 (a)	87,436	57,460
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	905,757	3,056
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	223,000	820
Series 2019-K98, Class B, 3.86%, 10/25/2052 (a) (j)	10,678	10,428
Series 2020-K105, Class D, PO, 3/25/2053 (a)	63,425	43,067
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	666,088	2,087
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	153,315	536
Series 2020-K109, Class D, PO, 5/25/2053 (a)	37,171	24,470
Series 2020-K113, Class D, PO, 5/25/2053 (a)	58,000	39,628
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	369,248	1,256
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	90,000	322
Series 2020-K115, Class D, PO, 9/25/2053 (a)	46,661	33,470
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	498,650	1,810
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	113,645	434
Series 2020-K118, Class D, PO, 10/25/2053 (a)	44,300	30,658
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	482,051	1,783
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	98,937	385
Series 2020-K739, Class D, PO, 11/25/2053 (a)	40,021	33,651
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	386,147	477
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	99,553	145
Series 2020-K122, Class D, PO, 1/25/2054 (a)	82,132	53,234
Series 2021-K126, Class D, PO, 1/25/2054 (a)	42,427	28,071
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	200,000	787
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	435,550	1,705
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	111,000	468
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	435,835	1,538
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	23,362	15,830
GAM Re-REMIC Trust
Series 2021-FRR1, Class 1D, PO, 11/29/2050 ‡ (a)	2,134	1,919
Series 2022-FRR3, Class CK89, PO, 1/27/2052 ‡ (a)	8,540	6,815
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	14,300	11,071
Series 2021-FRR2, Class BK78, 2.36%, 9/27/2051 (a) (j)	5,734	5,073
GS Mortgage Securities Trust Series 2019-GC38, Class A4, 3.97%, 2/10/2052	30,190	29,732
HCFT 7.25%, 1/13/2027 ‡	26,750	26,571
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.67%, 4/15/2038 (a) (j)	18,949	18,973
MRCD MARK Mortgage Trust Series 2019-PARK, Class F, 2.72%, 12/15/2036 (a)	40,772	24,786
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.44%, 10/25/2049 (a) (j)	29,093	29,519
Series 2020-01, Class M10, 7.94%, 3/25/2050 (a) (j)	43,769	44,494
Series 2023-01, Class M10, 10.57%, 11/25/2053 (a) (j)	53,430	60,560

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2025-01, Class M1, 6.47%, 5/25/2055 (a) (j)	13,994	13,973
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.61%, 12/18/2051 ‡ (a) (j)	8,882	7,680
P4 SFR Series 2019-STL B, 9.25%, 10/11/2026 ‡	14,228	14,121
PRM7 Trust Series 2025-PRM7, Class E, 6.84%, 11/10/2042 (a) (j)	13,390	13,264
RFM Re-REMIC Trust Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	10,552	10,277
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	15,550	16,038
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.34%, 2/13/2053 (a) (j)	52,589	2,020
Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	31,668	28,034
SMRT Series 2022-MINI, Class E, 6.66%, 1/15/2039 (a) (j)	3,000	2,980
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (j)	6,446	5,653
WHARF Commercial Mortgage Trust Series 2025-DC, Class D, 6.83%, 7/15/2040 (a) (j)	6,095	6,312
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (a)	4,681	3,758
Total Commercial Mortgage-Backed Securities (Cost $2,616,215)		2,614,340
Collateralized Mortgage Obligations — 4.2%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (i)	9,350	9,384
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (i)	39,010	39,346
Series 2025-RTL1, Class A2, 8.02%, 6/25/2030 (a) (i)	12,000	12,099
Alternative Loan Trust
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	—	—
Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	9	10
Series 2004-22CB, Class 1A1, 6.00%, 10/25/2034	164	167
Series 2005-23CB, Class A2, 5.50%, 7/25/2035	110	90
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	437	337
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	277	155
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	112	54
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (j)	1	1
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (j)	12,500	12,662
10.14%, 3/25/2031 ‡ (j)	7,500	7,695
Series 2025-RTL1, Class M1, 7.96%, 5/25/2040 (a) (j)	7,600	7,690
Banc of America Alternative Loan Trust Series 2004-6, Class 4A1, 5.00%, 7/25/2019	9	8
Banc of America Funding Trust
Series 2005-5, Class 3A5, 5.50%, 8/25/2035	439	415
Series 2005-7, Class 30, PO, 11/25/2035	17	17
Banc of America Mortgage Trust Series 2004-F, Class 1A1, 5.83%, 7/25/2034 (j)	35	33
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.86%, 10/25/2033 (j)	8	8
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	8,691	8,787
Chase Mortgage Finance Trust Series 2007-A2, Class 2A1, 6.00%, 6/25/2035 (j)	177	177
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A25, 5.75%, 4/25/2034	51	50
Series 2004-5, Class 2A9, 5.25%, 5/25/2034	55	54
Series 2005-22, Class 2A1, 4.88%, 11/25/2035 (j)	122	100
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A3, 6.41%, 8/25/2034 (j)	23	22
Series 2004-HYB4, Class AA, 4.40%, 12/25/2034 (j)	14	14

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2005-7, Class 5A1, 4.75%, 8/25/2020	1	—
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 6A13, 5.50%, 11/25/2035	166	58
Series 2005-10, Class 10A4, 6.00%, 11/25/2035	194	42
CVS Pass-Through Trust
Series 2009, 8.35%, 7/10/2031 (a)	171	186
5.77%, 1/10/2033 (a)	228	234
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3, Class 4A, PO, 6/25/2035	3	2
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HB, 3.00%, 8/25/2056 (i)	12,000	9,901
Series 2017-4, Class MT, 3.50%, 6/25/2057	7,645	7,010
Series 2018-4, Class HZ, 3.00%, 3/25/2058	12,859	9,200
Series 2019-3, Class MT, 3.50%, 10/25/2058	32,648	29,549
Series 2019-3, Class M55D, 4.00%, 10/25/2058	11,874	11,269
Series 2019-4, Class MB, 3.00%, 2/25/2059	41,681	32,697
Series 2020-1, Class MB, 2.50%, 8/25/2059	31,962	23,869
Series 2021-1, Class BXS, 13.47%, 9/25/2060 (a) (j)	10,097	7,593
Series 2021-2, Class BXS, 12.28%, 11/25/2060 (a) (j)	4,731	3,519
Series 2022-1, Class MTU, 3.25%, 11/25/2061	25,314	22,260
Series 2023-1, Class MT, 3.00%, 10/25/2062	21,594	18,385
Series 2024-2, Class MT, 3.50%, 5/25/2064	36,840	32,609
FHLMC, REMIC
Series 4030, Class IL, IO, 3.50%, 4/15/2027	15	—
Series 4060, Class TB, 2.50%, 6/15/2027	1,134	1,123
Series 2022, Class PE, 6.50%, 1/15/2028	1	1
Series 2036, Class PG, 6.50%, 1/15/2028	11	11
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	3	—
Series 2091, Class PG, 6.00%, 11/15/2028	39	40
Series 2116, Class ZA, 6.00%, 1/15/2029	10	10
Series 2148, Class ZA, 6.00%, 4/15/2029	3	3
Series 2995, Class FT, 4.51%, 5/15/2029 (j)	17	17
Series 2530, Class SK, IF, IO, 3.84%, 6/15/2029 (j)	58	3
Series 2201, Class C, 8.00%, 11/15/2029	4	4
Series 3648, Class CY, 4.50%, 3/15/2030	96	96
Series 2293, Class ZA, 6.00%, 3/15/2031	14	14
Series 2310, Class Z, 6.00%, 4/15/2031	2	3
Series 2313, Class LA, 6.50%, 5/15/2031	1	1
Series 2325, Class JO, PO, 6/15/2031	17	16
Series 2330, Class PE, 6.50%, 6/15/2031	36	38
Series 2410, Class QB, 6.25%, 2/15/2032	84	85
Series 2534, Class SI, IF, 9.99%, 2/15/2032 (j)	11	12
Series 2427, Class GE, 6.00%, 3/15/2032	189	197
Series 2430, Class WF, 6.50%, 3/15/2032	129	136
Series 2594, Class IV, IO, 7.00%, 3/15/2032	21	2
Series 2643, Class SA, IF, 17.83%, 3/15/2032 (j)	2	3
Series 2466, Class DH, 6.50%, 6/15/2032	14	15
Series 4146, Class KI, IO, 3.00%, 12/15/2032	1,532	109
Series 2543, Class YX, 6.00%, 12/15/2032	80	84

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2557, Class HL, 5.30%, 1/15/2033	44	45
Series 2586, IO, 6.50%, 3/15/2033	93	7
Series 2610, Class UI, IO, 6.50%, 5/15/2033	65	9
Series 2764, Class S, IF, 3.11%, 7/15/2033 (j)	10	10
Series 2656, Class AC, 6.00%, 8/15/2033	30	31
Series 2733, Class SB, IF, 4.18%, 10/15/2033 (j)	88	88
Series 3005, Class PV, IF, 6.04%, 10/15/2033 (j)	—	—
Series 2699, Class W, 5.50%, 11/15/2033	74	77
Series 3611, PO, 7/15/2034	21	18
Series 2845, Class QH, 5.00%, 8/15/2034	57	59
Series 2912, Class EH, 5.50%, 1/15/2035	309	324
Series 3059, Class B, 5.00%, 2/15/2035	—	—
Series 2980, Class QB, 6.50%, 5/15/2035	12	13
Series 3031, Class BN, IF, 4.95%, 8/15/2035 (j)	154	172
Series 3117, Class EO, PO, 2/15/2036	39	35
Series 3134, PO, 3/15/2036	12	10
Series 3152, Class MO, PO, 3/15/2036	77	69
Series 3184, Class YO, PO, 3/15/2036	182	159
Series 3138, PO, 4/15/2036	15	14
Series 3187, Class Z, 5.00%, 7/15/2036	365	375
Series 3542, Class TN, IF, 6.00%, 7/15/2036 (j)	8	8
Series 3201, Class IN, IF, IO, 1.99%, 8/15/2036 (j)	79	6
Series 3202, Class HI, IF, IO, 2.39%, 8/15/2036 (j)	270	27
Series 3855, Class AM, 6.50%, 11/15/2036	36	37
Series 3274, Class B, 6.00%, 2/15/2037	44	47
Series 3292, Class DO, PO, 3/15/2037	23	21
Series 3305, Class IW, IF, IO, 2.19%, 4/15/2037 (j)	100	6
Series 3306, Class TC, IF, 6.47%, 4/15/2037 (j)	7	7
Series 3306, Class TB, IF, 7.01%, 4/15/2037 (j)	8	8
Series 3331, PO, 6/15/2037	18	16
Series 3605, Class NC, 5.50%, 6/15/2037	229	239
Series 3383, Class OP, PO, 11/15/2037	30	26
Series 3409, Class DB, 6.00%, 1/15/2038	137	146
Series 3546, Class A, 6.10%, 2/15/2039 (j)	26	27
Series 3531, Class SM, IF, IO, 1.84%, 5/15/2039 (j)	9	1
Series 3572, Class JS, IF, IO, 2.54%, 9/15/2039 (j)	20	1
Series 3592, Class BZ, 5.00%, 10/15/2039	882	912
Series 3609, Class SA, IF, IO, 2.08%, 12/15/2039 (j)	146	10
Series 3610, Class CA, 4.50%, 12/15/2039	76	76
Series 3653, Class HJ, 5.00%, 4/15/2040	35	36
Series 3677, Class PB, 4.50%, 5/15/2040	494	499
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (j)	71	72
Series 4796, Class CZ, 4.00%, 5/15/2048	9,373	8,996
Series 4830, Class WZ, 4.00%, 9/15/2048	9,497	9,106
Series 4995, Class QE, 1.25%, 7/25/2050	30,354	23,989
Series 5354, PO, 10/25/2053	3,501	2,685
FHLMC, STRIPS
Series 186, PO, 8/1/2027	12	12

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 262, Class 35, 3.50%, 7/15/2042	1,332	1,268
Series 279, Class 35, 3.50%, 9/15/2042	352	335
Series 323, Class 300, 3.00%, 1/15/2044	1,310	1,215
Series 334, Class 300, 3.00%, 8/15/2044	1,298	1,204
Series 406, PO, 10/25/2053	12,646	10,907
FHLMC, Structured Pass-Through Certificates, Whole Loan Series T-76, Class 2A, 2.20%, 10/25/2037 (j)	167	154
First Horizon Alternative Mortgage Securities Trust Series 2004-AA3, Class A1, 5.06%, 9/25/2034 (j)	23	23
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.34%, 12/25/2034 (j)	35	33
FNMA Trust, Whole Loan
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	5	5
Series 2003-W6, Class 1A41, 5.40%, 10/25/2042	58	60
Series 2004-W2, Class 1A, 6.00%, 2/25/2044	58	59
Series 2004-W9, Class 1A3, 6.05%, 2/25/2044	127	133
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	14	14
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	28	28
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	53	55
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	95,492	93,955
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, IO, 0.50%, 8/25/2041 (j)	4,725	18
Series 2002-T4, IO, 0.40%, 12/25/2041 (j)	12,114	206
Series 2002-T4, Class A2, 7.00%, 12/25/2041	144	150
Series 2002-T4, Class A4, 9.50%, 12/25/2041	247	268
Series 2002-T19, Class A1, 6.50%, 7/25/2042	217	229
Series 2002-T16, Class A2, 7.00%, 7/25/2042	266	284
Series 2004-T2, Class 1A3, 7.00%, 11/25/2043	72	74
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	76	77
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	95	99
Series 2004-T3, Class 14, IO, 0.61%, 2/25/2044 (j)	1,688	9
FNMA, REMIC
Series 1997-20, Class D, 7.00%, 3/17/2027	—	—
Series 1997-11, Class E, 7.00%, 3/18/2027	1	1
Series 1997-27, Class J, 7.50%, 4/18/2027	1	1
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	87	1
Series 1997-42, Class EG, 8.00%, 7/18/2027	4	4
Series 1997-63, Class ZA, 6.50%, 9/18/2027	—	—
Series 2013-13, Class IK, IO, 2.50%, 3/25/2028	693	14
Series 1999-47, Class JZ, 8.00%, 9/18/2029	20	21
Series 2000-8, Class Z, 7.50%, 2/20/2030	23	24
Series 2001-36, Class ST, IF, IO, 4.31%, 11/25/2030 (j)	33	3
Series 2001-14, Class Z, 6.00%, 5/25/2031	14	15
Series 2001-16, Class Z, 6.00%, 5/25/2031	15	16
Series 2001-72, Class SB, IF, IO, 3.31%, 12/25/2031 (j)	83	5
Series 2001-81, Class HE, 6.50%, 1/25/2032	152	160
Series 2002-19, Class SC, IF, 6.73%, 3/17/2032 (j)	—	—
Series 2002-56, Class PE, 6.00%, 9/25/2032	204	213
Series 2002-86, Class PG, 6.00%, 12/25/2032	146	152
Series 2012-148, Class IE, IO, 3.00%, 1/25/2033	1,593	118
Series 2003-25, Class KP, 5.00%, 4/25/2033	397	398

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-22, Class Z, 6.00%, 4/25/2033	107	112
Series 2003-47, Class PE, 5.75%, 6/25/2033	121	127
Series 2003-64, Class SX, IF, 2.94%, 7/25/2033 (j)	8	8
Series 2003-91, Class SD, IF, 5.52%, 9/25/2033 (j)	2	2
Series 2003-130, Class HZ, 6.00%, 1/25/2034	3,657	3,858
Series 2004-72, Class F, 4.69%, 9/25/2034 (j)	16	16
Series 2005-19, Class PB, 5.50%, 3/25/2035	691	715
Series 2005-42, Class PS, IF, 6.53%, 5/25/2035 (j)	1	1
Series 2005-51, Class MO, PO, 6/25/2035	16	11
Series 2005-53, Class CS, IF, IO, 2.51%, 6/25/2035 (j)	90	4
Series 2005-65, Class KO, PO, 8/25/2035	21	20
Series 2005-72, Class WS, IF, IO, 2.56%, 8/25/2035 (j)	35	2
Series 2005-84, Class XM, 5.75%, 10/25/2035	21	21
Series 2005-90, Class ES, IF, 6.41%, 10/25/2035 (j)	11	12
Series 2005-106, Class US, IF, 9.22%, 11/25/2035 (j)	6	7
Series 2006-9, Class KZ, 6.00%, 3/25/2036	88	93
Series 2006-22, Class AO, PO, 4/25/2036	43	39
Series 2006-27, Class OB, PO, 4/25/2036	370	312
Series 2006-27, Class OH, PO, 4/25/2036	9	8
Series 2006-20, Class IB, IF, IO, 2.40%, 4/25/2036 (j)	86	8
Series 2011-19, Class ZY, 6.50%, 7/25/2036	73	79
Series 2006-77, Class PC, 6.50%, 8/25/2036	39	40
Series 2006-110, PO, 11/25/2036	44	39
Series 2006-128, PO, 1/25/2037	49	43
Series 2007-10, Class Z, 6.00%, 2/25/2037	15	16
Series 2007-22, Class SC, IF, IO, 1.89%, 3/25/2037 (j)	4	—
Series 2007-54, Class IB, IF, IO, 2.22%, 6/25/2037 (j)	1,453	168
Series 2007-109, Class YI, IF, IO, 2.26%, 12/25/2037 (j)	692	86
Series 2008-91, Class SI, IF, IO, 1.81%, 3/25/2038 (j)	147	6
Series 2010-70, Class SA, IF, IO, 6.00%, 4/25/2038 (j)	306	41
Series 2008-62, Class SM, IF, IO, 2.01%, 7/25/2038 (j)	286	19
Series 2009-29, Class LA, 1.08%, 5/25/2039 (j)	148	135
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	89	13
Series 2009-112, Class ST, IF, IO, 2.06%, 1/25/2040 (j)	156	17
Series 2009-112, Class SW, IF, IO, 2.06%, 1/25/2040 (j)	103	10
Series 2010-10, Class NT, 5.00%, 2/25/2040	379	390
Series 2010-49, Class SC, IF, 4.29%, 3/25/2040 (j)	56	56
Series 2010-35, Class SB, IF, IO, 2.23%, 4/25/2040 (j)	148	10
Series 2010-129, Class PZ, 4.50%, 11/25/2040	1,219	1,178
Series 2011-126, Class KB, 4.00%, 12/25/2041	4,788	4,774
Series 2016-33, Class JA, 3.00%, 7/25/2045	5,594	5,359
Series 2016-38, Class NA, 3.00%, 1/25/2046	4,577	4,341
Series 2007-71, Class GZ, 6.00%, 7/25/2047	52	56
Series 2019-20, Class H, 3.50%, 5/25/2049	5,154	4,787
Series 2025-18, Class MA, 0.50%, 9/25/2054	80,687	68,912
FNMA, REMIC Trust, Whole Loan
Series 2002-W7, Class 1, IO, 0.86%, 6/25/2029 (j)	1,821	34
Series 2001-W3, Class A, 7.00%, 9/25/2041 (j)	78	78

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-W10, IO, 0.90%, 8/25/2042 (j)	1,021	42
Series 2003-W4, Class 2A, 5.05%, 10/25/2042 (j)	40	41
Series 2004-W11, Class 11, IO, 0.35%, 5/25/2044 (j)	6,030	161
FNMA, STRIPS
Series 313, Class 1, PO, 6/25/2031	158	146
Series 380, Class S36, IF, IO, 3.71%, 7/25/2037 (j)	55	8
Series 383, Class 68, IO, 6.50%, 9/25/2037	33	7
Series 383, Class 86, IO, 7.00%, 9/25/2037 (j)	20	3
Series 383, Class 69, IO, 6.50%, 10/25/2037 (j)	45	8
GMACM Mortgage Loan Trust
Series 2003-J10, Class A1, 4.75%, 1/25/2019	11	7
Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (j)	18	18
GNMA
Series 2014-60, Class W, 4.06%, 2/20/2029 (j)	72	72
Series 2003-18, Class PG, 5.50%, 3/20/2033	165	165
Series 2003-52, Class SB, IF, 4.42%, 6/16/2033 (j)	20	20
Series 2003-101, Class SK, IF, IO, 2.49%, 10/17/2033 (j)	255	1
Series 2004-2, Class SA, IF, 5.51%, 1/16/2034 (j)	84	84
Series 2004-19, Class KE, 5.00%, 3/16/2034	700	699
Series 2004-86, Class SP, IF, IO, 2.03%, 9/20/2034 (j)	31	—
Series 2004-90, Class SI, IF, IO, 2.03%, 10/20/2034 (j)	130	6
Series 2010-31, Class SK, IF, IO, 2.03%, 11/20/2034 (j)	88	1
Series 2004-105, Class SN, IF, IO, 2.03%, 12/20/2034 (j)	302	2
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	21	2
Series 2006-26, Class S, IF, IO, 2.43%, 6/20/2036 (j)	236	2
Series 2006-33, Class PK, 6.00%, 7/20/2036	72	73
Series 2009-81, Class A, 5.75%, 9/20/2036	37	38
Series 2007-7, Class EI, IF, IO, 2.13%, 2/20/2037 (j)	349	23
Series 2007-9, Class CI, IF, IO, 2.13%, 3/20/2037 (j)	221	15
Series 2007-17, Class JO, PO, 4/16/2037	25	21
Series 2007-16, Class KU, IF, IO, 2.58%, 4/20/2037 (j)	219	7
Series 2007-22, Class PK, 5.50%, 4/20/2037	359	365
Series 2007-26, Class SC, IF, IO, 2.13%, 5/20/2037 (j)	74	1
Series 2007-24, Class SA, IF, IO, 2.44%, 5/20/2037 (j)	331	18
Series 2009-16, Class SJ, IF, IO, 2.73%, 5/20/2037 (j)	349	15
Series 2008-34, Class OC, PO, 6/20/2037	73	56
Series 2009-106, Class XL, IF, IO, 2.68%, 6/20/2037 (j)	103	5
Series 2009-79, Class OK, PO, 11/16/2037	51	43
Series 2007-67, Class SI, IF, IO, 2.44%, 11/20/2037 (j)	72	—
Series 2008-40, Class SA, IF, IO, 2.33%, 5/16/2038 (j)	201	10
Series 2008-40, Class PS, IF, IO, 2.43%, 5/16/2038 (j)	92	6
Series 2008-50, Class SA, IF, IO, 2.16%, 6/20/2038 (j)	539	33
Series 2008-49, Class PH, 5.25%, 6/20/2038	378	378
Series 2008-55, Class PL, 5.50%, 6/20/2038	358	358
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	146	2
Series 2009-75, Class IY, IO, 5.50%, 6/20/2039	70	2
Series 2009-72, Class SM, IF, IO, 2.18%, 8/16/2039 (j)	122	10
Series 2010-157, Class OP, PO, 12/20/2040	118	102

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-157, Class GA, 3.00%, 1/20/2045	184	179
Series 2025-6, Class GA, 3.50%, 1/20/2048	53,955	52,282
Series 2022-83, Class GZ, 3.00%, 5/20/2052	16,038	13,324
Series 2012-H11, Class FA, 4.92%, 2/20/2062 (j)	567	569
Series 2012-H18, Class FA, 4.77%, 8/20/2062 (j)	56	56
Series 2013-H04, Class BA, 1.65%, 2/20/2063	5	5
Series 2013-H20, Class FB, 5.22%, 8/20/2063 (j)	149	151
Series 2013-H23, Class FA, 5.52%, 9/20/2063 (j)	213	214
Series 2015-H02, Class HA, 2.50%, 1/20/2065	169	165
Series 2015-H04, Class FL, 4.86%, 2/20/2065 (j)	1,125	1,125
Series 2015-H23, Class FB, 4.74%, 9/20/2065 (j)	1,249	1,249
Series 2015-H32, Class FH, 4.88%, 12/20/2065 (j)	124	124
Series 2016-H16, Class FD, 5.16%, 6/20/2066 (j)	1,753	1,768
Series 2016-H17, Class FC, 5.05%, 8/20/2066 (j)	1,277	1,281
Series 2017-H08, Class XI, IO, 2.27%, 3/20/2067 (j)	5,462	222
Series 2017-H11, Class XI, IO, 2.24%, 5/20/2067 (j)	17,724	587
Series 2017-H14, Class XI, IO, 1.87%, 6/20/2067 (j)	7,063	183
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (j)	7,387	368
Series 2017-H23, Class FA, 4.70%, 10/20/2067 (j)	6,615	6,613
Series 2019-H09, Class FA, 4.72%, 5/20/2069 (j)	5,018	5,017
Series 2021-H10, Class AF, 5.60%, 6/20/2071 (j)	22,317	22,860
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (i)	19,802	19,376
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	28	28
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	29	30
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	39	41
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	12	13
Series 2005-5F, Class 8A1, 4.57%, 6/25/2035 (j)	7	6
Series 2005-5F, Class 8A3, 4.57%, 6/25/2035 (j)	4	4
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.57%, 10/25/2034 (a) (j)	14,716	15,234
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (i)	20,000	20,306
Impac CMB Trust
Series 2004-10, Class 3A1, 4.77%, 3/25/2035 (j)	90	88
Series 2004-10, Class 3A2, 4.87%, 3/25/2035 (j)	59	57
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	3	3
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	16	15
Series 2006-A2, Class 5A3, 6.30%, 11/25/2033 (j)	17	17
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (j)	42	43
Series 2004-S1, Class 3A1, 5.50%, 9/25/2034	16	16
Series 2004-S2, Class 4A5, 6.00%, 11/25/2034	160	147
Series 2007-A1, Class 5A2, 6.05%, 7/25/2035 (j)	10	10
LHOME Mortgage Trust Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (i)	29,890	29,998
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 7.11%, 7/16/2030 (a) (j)	20,000	20,125
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.29%, 4/21/2034 (j)	11	11
MASTR Alternative Loan Trust
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	146	144

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-6, Class 6A1, 6.50%, 7/25/2034	196	198
Series 2004-7, Class 30, PO, 8/25/2034	13	9
Series 2004-7, Class 3A1, 6.50%, 8/25/2034	8	8
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2004-6, Class 3A1, 5.25%, 7/25/2019 ‡	—	—
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (a)	22	19
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	7	5
Merrill Lynch Mortgage Investors Trust
Series 2004-C, Class A2, 5.26%, 7/25/2029 (j)	16	16
Series 2004-D, Class A3, 6.24%, 9/25/2029 (j)	9	9
MFA Trust Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (i)	10,862	10,878
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034 (j)	79	78
Series 2004-7AR, Class 2A6, 5.50%, 9/25/2034 (j)	20	19
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (j)	53	48
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (i)	12,965	13,037
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (i)	15,200	15,314
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (i)	54,370	55,006
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (i)	24,500	24,539
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	38	43
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	21	21
PRPM LLC Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (a) (i)	2,811	2,778
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 10.82%, 9/25/2032 (a) (j)	9,386	9,747
RALI Trust Series 2005-QS5, Class A4, 5.75%, 4/25/2035	529	481
Residential Asset Securitization Trust
Series 2003-A8, Class A1, 3.75%, 10/25/2018	8	8
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	82	39
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 ‡ (a)	8	8
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU, 3.25%, 11/25/2064	23,840	20,902
Series 2025-2, Class MTU, 3.25%, 6/25/2065	34,168	29,515
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.32%, 10/25/2034 (a) (j)	32,680	33,141
Sequoia Mortgage Trust Series 2004-8, Class A2, 5.22%, 9/20/2034 (j)	99	92
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A, 5.24%, 10/25/2034 (j)	15	14
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5, 5.51%, 9/25/2033 (j)	182	177
Series 2003-37A, Class 2A, 5.50%, 12/25/2033 (j)	26	26
Series 2003-37A, Class 1A, 5.74%, 12/25/2033 (j)	337	335
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (i)	1,291	1,276
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (j)	33,007	30,252
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	29,122	24,645
Vendee Mortgage Trust
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	13	13
Series 1998-1, Class 2E, 7.00%, 3/15/2028	109	110
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	20	20

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 5.26%, 8/25/2033 (j)	44	43
Series 2003-AR9, Class 1A6, 5.67%, 9/25/2033 (j)	33	32
Series 2004-AR3, Class A1, 5.37%, 6/25/2034 (j)	12	12
Series 2004-AR3, Class A2, 5.37%, 6/25/2034 (j)	113	109
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	92	93
Series 2004-AR11, Class A, 5.98%, 10/25/2034 (j)	89	87
Series 2005-AR2, Class 2A21, 4.73%, 1/25/2045 (j)	10	10
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-4, Class CB7, 5.50%, 6/25/2035	192	179
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA1, Class 2A, 7.00%, 3/25/2034	65	68
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 6.49%, 7/25/2034 (j)	20	20
Series 2004-U, Class A1, 6.69%, 10/25/2034 (j)	47	47
Total Collateralized Mortgage Obligations (Cost $1,076,469)		1,057,039
Foreign Government Securities — 1.1%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	1,400	1,469
8.63%, 2/4/2030 (a)	1,613	1,746
5.88%, 2/16/2031 (h)	1,600	1,549
7.63%, 5/29/2032 (h)	4,900	5,013
9.45%, 2/4/2033 (a)	1,938	2,135
7.30%, 9/30/2033 (h)	2,500	2,471
8.50%, 1/31/2047 (h)	5,800	5,416
8.70%, 3/1/2049 (h)	2,500	2,367
8.88%, 5/29/2050 (h)	3,600	3,461
Argentine Republic 4.12%, 7/9/2035 (i)	26,140	18,589
Benin Government Bond 7.96%, 2/13/2038 (a)	2,340	2,378
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	4,943	5,356
Dominican Republic Government Bond
6.00%, 2/22/2033 (a)	4,043	4,100
6.00%, 2/22/2033 (h)	5,243	5,316
5.88%, 1/30/2060 (a)	3,545	3,159
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	4,150	4,176
6.13%, 9/28/2028 (a)	4,080	4,041
9.13%, 1/13/2046 (a)	6,870	7,286
Federative Republic of Brazil 7.13%, 5/13/2054	6,690	6,703
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (h)	2,500	2,511
5.75%, 11/12/2032 (a)	11,892	11,699
7.38%, 10/10/2047 (h)	4,000	3,993
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	3,700	3,703
7.38%, 4/8/2031 (a)	5,300	5,205
8.88%, 4/8/2051 (a)	8,000	7,660
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	5,450	5,967

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Colombia
7.50%, 2/2/2034	1,491	1,568
7.75%, 11/7/2036	2,090	2,195
8.75%, 11/14/2053	10,824	12,101
Republic of Costa Rica 7.30%, 11/13/2054 (a)	3,925	4,354
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	8,166	7,886
8.08%, 4/1/2036 (a)	6,350	6,593
8.25%, 1/30/2037 (a)	1,468	1,532
Republic of Ecuador
6.90%, 7/31/2030 (a) (i)	5,490	5,339
6.90%, 7/31/2035 (a) (i)	4,110	3,510
Republic of El Salvador 9.65%, 11/21/2054 (a)	10,925	12,325
Republic of Guatemala 6.25%, 8/15/2036 (a)	8,246	8,578
Republic of Iraq 5.80%, 1/15/2028 (h)	1,188	1,183
Republic of Kenya
7.88%, 10/9/2033 (a)	4,080	3,912
9.50%, 3/5/2036 (a)	7,034	7,118
8.80%, 10/9/2038 (a)	5,750	5,561
Republic of Montenegro 7.25%, 3/12/2031 (a)	2,200	2,358
Republic of Paraguay
5.00%, 4/15/2026 (h)	129	129
3.85%, 6/28/2033 (a)	503	470
6.00%, 2/9/2036 (a)	7,140	7,564
6.10%, 8/11/2044 (h)	1,400	1,443
5.60%, 3/13/2048 (h)	4,589	4,366
5.40%, 3/30/2050 (h)	14,281	13,196
Republic of South Africa
7.10%, 11/19/2036 (a)	7,049	7,590
7.30%, 4/20/2052	2,000	2,015
7.95%, 11/19/2054 (a)	6,371	6,830
Republic of Turkiye (The)
7.13%, 2/12/2032	2,400	2,530
7.63%, 5/15/2034	5,575	5,989
Suriname Government International Bond
7.70%, 11/6/2030 (a)	6,190	6,359
8.50%, 11/6/2035 (a)	8,515	9,167
Total Foreign Government Securities (Cost $268,728)		281,230
Loan Assignments — 1.0% (o)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 1/31/2031 (c)	6,381	6,397
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 3/31/2028 (c)	7,581	7,594
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.07%, 5/31/2030 (c)	8,803	8,803
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 3/28/2031 (c)	3,259	3,252

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Building Products — continued
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 3/19/2029 (c)	5,109	5,113
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 2/10/2032 (c)	3,582	3,585
		20,753
Chemicals — 0.0% ^
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 12/20/2029 (c)	4,690	4,697
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.17%, 2/18/2030 (c)	5,097	4,295
		8,992
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028 (c)	3,487	3,497
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (c)	1,134	282
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.83% (PIK) + 11.50%), 15.44%, 6/30/2026 ‡ (b) (c)	34	33
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 12.81% (PIK) + 8.50%), 12.34%, 1/2/2029 ‡ (b) (c)	263	250
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 6.81% (PIK) + 2.50%), 6.34%, 1/2/2029 ‡ (b) (c)	288	273
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.35% (PIK) + 2.00%), 2.00%, 6/30/2026 ‡ (b) (c)	1,399	—
		838
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/4/2027 (c)	4,736	4,745
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2031 (c)	3,484	3,484
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 9/20/2030 (c)	4,397	4,199
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.38%, 4/16/2029 (c)	1,472	1,463
		5,662
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 8/12/2032 (c)	9,302	9,330
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.00%, 1/31/2031 (c)	6,016	6,026
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 4/16/2029 (c)	1,483	1,484
		7,510
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (c)	2,990	2,994
First Student Bidco, Inc., 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 8/15/2030 (c)	917	918
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 5.75%, 4/10/2031 (c)	7,135	7,123
		11,035
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.96%, 10/23/2028 (c)	2,216	2,218

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.17%, 11/15/2028 (c)	8,178	8,209
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.00%, 9/27/2030 (c)	3,290	3,293
		11,502
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 5.92%, 3/14/2031 (c)	1,172	1,173
Independent Power and Renewable Electricity Producers — 0.0% ^
Talen Energy Supply LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 2.00%), 5.76%, 10/12/2032 (c) (p)	1,177	1,177
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.27%, 8/21/2028 (c)	3,505	3,497
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.17%, 9/19/2030 (c)	1,052	1,032
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.12%, 6/20/2030 (c)	4,360	4,375
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.25%, 9/27/2030 (c)	5,223	5,227
		14,131
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.00%), 7.00%, 2/3/2031 (c)	3,562	3,539
MH Sub I LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 4.25%), 8.25%, 5/3/2028 (c)	3,601	3,247
(1-MONTH CME TERM SOFR + 4.25%), 8.17%, 12/31/2031 (c)	2,437	1,982
		8,768
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan, 0.00%, 12/31/2025 ‡ (g) (j)	123	1
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.97%, 3/18/2030 (c)	3,212	3,216
		3,217
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 4/5/2029 (c)	3,082	3,097
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 10/8/2031 (c)	2,612	2,619
		5,716
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 5.99%, 12/9/2030 (c)	13,387	13,326
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.03%, 8/23/2028 (c)	1,096	1,097
		14,423
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-7 (1-MONTH CME TERM SOFR + 1.75%), 5.67%, 11/22/2032 (c)	8,513	8,532
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.24%, 8/16/2030 (c)	4,423	4,429
		12,961
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.13%, 4/20/2028 (c)	7,826	7,820

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 7.78%, 5/17/2028 (c)	3,676	1,810
Knowlton Development Corp., Inc., 1st Lien Term Loan (Canada) (1-MONTH CME TERM SOFR + 3.50%), 7.42%, 8/15/2028 (c)	3,507	3,511
		5,321
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.17%, 10/8/2030 (c)	2,349	2,317
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 5.73%, 10/29/2032 (c)	1,515	1,512
		3,829
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 5.98%, 1/27/2031 (c)	12,705	12,716
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 6.78%, 2/1/2029 (c)	10,205	10,043
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 6.67%, 2/15/2029 (c)	4,194	4,185
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 6.92%, 11/25/2031 (c)	8,070	8,090
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.25%, 7/6/2029 (c)	5,257	4,358
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.42%, 1/30/2032 (c)	9,905	9,751
Icon Parent I, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 6.75%, 11/13/2031 (c)	6,558	6,570
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.34%, 2/10/2031 (c)	9,264	9,256
		42,210
Specialty Retail — 0.1%
AWS Claire's LLC, 1st Lien Term Loan, 10.00%, 9/18/2030 ‡	132	132
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.51%, 3/3/2028 (c)	6,223	6,113
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.21%, 10/19/2029 (c)	5,653	5,667
		11,912
Textiles, Apparel & Luxury Goods — 0.0% ^
Varsity Brands, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.03%, 8/26/2031 (c)	3,985	3,995
Total Loan Assignments (Cost $270,157)		262,969
Municipal Bonds — 0.1% (q)
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	855	881
Virginia — 0.1%
FHLMC Multifamily ML Certificates, Zero Coupon, 5/25/2033 (a)	23,057	13,303
Total Municipal Bonds (Cost $14,141)		14,184
	SHARES (000)
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	7,629,209	7

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Broadline Retail — continued
MYT Holding LLC ‡ *	935	234
NMG Parent LLC, Escrow ‡ *	9	113
		354
Capital Markets — 0.0% ^
Yeoman Capital SA (Luxembourg) ‡ *	69	437
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	113	1,318
Financial Services — 0.0% ^
ACC Claims Holdings LLC ‡	1,551	3
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	4	59
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	502	1,000
iHeartMedia, Inc., Class A *	127	497
SES SA (Luxembourg) ‡ *	70	1,095
		2,592
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	22	4,889
Pharmaceuticals — 0.0% ^
Mallinckrodt (Luxembourg) ‡	16	1,625
Mallinckrodt plc, Class B ‡	726,472	1
		1,626
Specialty Retail — 0.0% ^
Neiman Marcus ‡ *	2	202
Rite Aid ‡ *	3	— (k)
		202
Total Common Stocks (Cost $8,792)		11,480
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $1,987)	2,070	2,536

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 6.5%
Investment Companies — 6.5%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (r) (s) (Cost $1,641,784)	1,641,496	1,642,153
Total Investments — 101.1% (Cost $25,946,728)		25,701,856
Liabilities in Excess of Other Assets — (1.1)%		(274,025)
NET ASSETS — 100.0%		25,427,831

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $30,392 or 0.12% of the Fund’s net
assets as of November 30, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(g)	Defaulted security.
(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(k)	Value is zero.
(l)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	The rate shown is the effective yield as of November 30, 2025.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of November 30, 2025. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(s)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	8,389	03/20/2026	USD	950,841	2,084
U.S. Treasury 10 Year Ultra Note	2,673	03/20/2026	USD	310,569	2,021
U.S. Treasury Long Bond	1,013	03/20/2026	USD	118,964	726
U.S. Treasury Ultra Bond	7,664	03/20/2026	USD	926,865	6,195
U.S. Treasury 2 Year Note	8,395	03/31/2026	USD	1,753,374	(190)
U.S. Treasury 5 Year Note	13,372	03/31/2026	USD	1,467,786	1,659
					12,495
Short Contracts
U.S. Treasury Long Bond	(22)	03/20/2026	USD	(2,584)	(20)
U.S. Treasury Ultra Bond	(3)	03/20/2026	USD	(363)	(3)
					(23)
					12,472

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,131,802	$1,082,453	$3,214,255
Collateralized Mortgage Obligations	—	1,027,887	29,152	1,057,039
Commercial Mortgage-Backed Securities	—	2,439,796	174,544	2,614,340
Common Stocks
Broadline Retail	—	—	354	354
Capital Markets	—	—	437	437
Distributors	—	—	1,318	1,318
Financial Services	—	—	3	3
Health Care Equipment & Supplies	—	59	—	59
Media	1,497	—	1,095	2,592
Oil, Gas & Consumable Fuels	4,889	—	—	4,889
Pharmaceuticals	—	—	1,626	1,626
Specialty Retail	—	—	202	202
Total Common Stocks	6,386	59	5,035	11,480
Corporate Bonds
Aerospace & Defense	—	70,712	1,142	71,854
Automobile Components	—	43,098	—	43,098
Automobiles	—	52,509	—	52,509
Banks	—	1,869,474	—	1,869,474
Beverages	—	18,443	—	18,443
Biotechnology	—	106,876	—	106,876
Broadline Retail	—	10,464	—	10,464
Building Products	—	67,245	—	67,245
Capital Markets	—	633,373	—	633,373
Chemicals	—	63,399	—	63,399
Commercial Services & Supplies	—	57,201	—	57,201
Communications Equipment	—	4,864	—	4,864
Construction & Engineering	—	27,478	—	27,478
Construction Materials	—	8,153	—	8,153
Consumer Finance	—	192,263	—	192,263
Consumer Staples Distribution & Retail	—	33,934	— (a)	33,934
Containers & Packaging	—	84,165	—	84,165
Distributors	—	13,120	—	13,120
Diversified Consumer Services	—	9,080	—	9,080
Diversified REITs	—	12,495	—	12,495
Diversified Telecommunication Services	—	180,497	—	180,497
Electric Utilities	—	733,515	—	733,515
Electrical Equipment	—	6,435	—	6,435
Electronic Equipment, Instruments & Components	—	27,384	—	27,384
Energy Equipment & Services	—	24,148	—	24,148
Entertainment	—	40,693	—	40,693
Financial Services	—	115,760	92,951	208,711

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$190,414	$—	$190,414
Gas Utilities	—	12,768	—	12,768
Ground Transportation	—	107,915	—	107,915
Health Care Equipment & Supplies	—	36,111	—	36,111
Health Care Providers & Services	—	186,485	23,561	210,046
Health Care REITs	—	12,490	—	12,490
Health Care Technology	—	15,884	—	15,884
Hotel & Resort REITs	—	14,485	—	14,485
Hotels, Restaurants & Leisure	—	159,003	—	159,003
Household Durables	—	22,943	—	22,943
Household Products	—	9,580	—	9,580
Independent Power and Renewable Electricity Producers	—	62,245	—	62,245
Industrial Conglomerates	—	4,591	—	4,591
Industrial REITs	—	6,334	—	6,334
Insurance	—	63,204	—	63,204
Interactive Media & Services	—	82,762	—	82,762
IT Services	—	5,394	—	5,394
Leisure Products	—	4,021	—	4,021
Machinery	—	25,238	—	25,238
Marine Transportation	—	8,223	—	8,223
Media	—	267,458	—	267,458
Metals & Mining	—	103,528	—	103,528
Mortgage Real Estate Investment Trusts (REITs)	—	164,797	—	164,797
Multi-Utilities	—	107,909	—	107,909
Office REITs	—	1,495	—	1,495
Oil, Gas & Consumable Fuels	—	941,218	—	941,218
Passenger Airlines	—	28,193	—	28,193
Personal Care Products	—	11,824	—	11,824
Pharmaceuticals	—	103,015	— (a)	103,015
Professional Services	—	1,909	—	1,909
Real Estate Management & Development	—	600	28,546	29,146
Residential REITs	—	21,743	—	21,743
Retail REITs	—	15,223	—	15,223
Semiconductors & Semiconductor Equipment	—	98,616	—	98,616
Software	—	119,055	—	119,055
Specialized REITs	—	30,708	—	30,708
Specialty Retail	—	65,544	— (b)	65,544
Technology Hardware, Storage & Peripherals	—	27,717	—	27,717
Tobacco	—	157,273	—	157,273
Trading Companies & Distributors	—	51,976	—	51,976
Water Utilities	—	4,114	—	4,114
Wireless Telecommunication Services	—	50,749	—	50,749
Total Corporate Bonds	—	7,911,532	146,200	8,057,732
Foreign Government Securities	—	281,230	—	281,230
Loan Assignments
Automobile Components	—	6,397	—	6,397
Beverages	—	7,594	—	7,594

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$20,753	$—	$20,753
Chemicals	—	8,992	—	8,992
Commercial Services & Supplies	—	3,497	—	3,497
Consumer Staples Distribution & Retail	—	—	838	838
Containers & Packaging	—	4,745	—	4,745
Diversified Consumer Services	—	3,484	—	3,484
Diversified Telecommunication Services	—	5,662	—	5,662
Electrical Equipment	—	9,330	—	9,330
Financial Services	—	7,510	—	7,510
Ground Transportation	—	11,035	—	11,035
Health Care Equipment & Supplies	—	2,218	—	2,218
Health Care Providers & Services	—	11,502	—	11,502
Hotels, Restaurants & Leisure	—	1,173	—	1,173
Independent Power and Renewable Electricity Producers	—	1,177	—	1,177
Insurance	—	14,131	—	14,131
IT Services	—	8,768	—	8,768
Leisure Products	—	3,216	1	3,217
Machinery	—	5,716	—	5,716
Media	—	14,423	—	14,423
Oil, Gas & Consumable Fuels	—	12,961	—	12,961
Passenger Airlines	—	7,820	—	7,820
Personal Care Products	—	5,321	—	5,321
Pharmaceuticals	—	3,829	—	3,829
Professional Services	—	12,716	—	12,716
Semiconductors & Semiconductor Equipment	—	10,043	—	10,043
Software	—	42,210	—	42,210
Specialty Retail	—	11,780	132	11,912
Textiles, Apparel & Luxury Goods	—	3,995	—	3,995
Total Loan Assignments	—	261,998	971	262,969
Mortgage-Backed Securities	—	5,656,087	—	5,656,087
Municipal Bonds	—	14,184	—	14,184
Preferred Stocks	—	—	2,536	2,536
U.S. Treasury Obligations	—	2,887,851	—	2,887,851
Short-Term Investments
Investment Companies	1,642,153	—	—	1,642,153
Total Investments in Securities	$1,648,539	$22,612,426	$1,440,891	$25,701,856
Appreciation in Other Financial Instruments
Futures Contracts	$12,685	$—	$—	$12,685
Depreciation in Other Financial Instruments
Futures Contracts	$(213)	$—	$—	$(213)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$12,472	$—	$—	$12,472

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$900,559	$—	$4,431	$677	$348,141	$(163,676)	$19,873	$(39,266)	$11,714	$1,082,453
Collateralized Mortgage Obligations	86,836	—	138	— (b)	—	(57,822)	—	—	—	29,152
Commercial Mortgage-Backed Securities	110,831	—	3,664	139	22,703	(12,271)	49,478	—	—	174,544
Common Stocks	3,318	(1,517)	1,963	—	3,711	(2,440)	—	—	—	5,035
Convertible Preferred Stocks	1,997	(2,625)	508	—	120	—	—	—	—	—
Corporate Bonds	3,692	(4,386)	3,417	118	151,766	(8,407)	—	—	—	146,200
Loan Assignments	2,015	—	(1,510)	130	352	(16)	—	—	—	971
Mortgage-Backed Securities	11,714	—	—	—	—	—	—	—	(11,714)	—
Preferred Stocks	2,712	—	(176)	—	—	—	—	—	—	2,536
Warrants	— (b)	— (b)	— (b)	—	—	—	—	—	—	—
Total	$1,123,674	$(8,528)	$12,435	$1,064	$526,793	$(244,632)	$69,351	$(39,266)	$—	$1,440,891

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $12,435.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$33,845	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.24% - 7.22% (6.69%)

Commercial Mortgage-Backed Securities	33,845
	132,048	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.01% - 21.52% (7.46%)

Asset-Backed Securities	132,048
	1,142	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
			Liquidity Discount	20.00% (20.00%)
	-	Terms of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	1,142
	971	Terms of Restructuring	Expected Recovery	0.00% - 100.00% (75.22%)

JPMorgan Core Plus Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Loan Assignments	971
	1,318	Market Comparable Companies	EBITDA Multiple (b)	12.56x (12.56x)
	322	Terms of Restructuring	Expected Recovery	$0.00 - $124.50 ($82.31)

Common Stocks	1,640
Total	$169,646

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $1,271,245.The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.96% (a) (b)	$1,752,942	$5,378,883	$5,489,698	$66	$(40)	$1,642,153	1,641,496	$54,205	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.05% (a) (b)	628	—	628	—	—	—	—	14	—
Total	$1,753,570	$5,378,883	$5,490,326	$66	$(40)	$1,642,153		$54,219	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.